UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders

Fidelity® Institutional Money Market Funds

Annual Report March 31, 2006

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	3
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	6
Treasury Portfolio	12
Government Portfolio	18
Prime Money Market Portfolio	24
Money Market Portfolio	34
Tax Exempt Portfolio	44
Notes to Financial Statements	72
Report of Independent Registered Public Accounting Firm	81
Trustees and Officers	82
Distributions	88
Board Approval of Investment Advisory Contracts and Management Fees	89

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the
Securities and Exchange Commission’s (SEC) website at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable
$1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Informa
tion regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold-
ings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

2

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 to March 31, 2006).

Actual Expenses

The first line of the table below for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Treasury Only Portfolio
Class I
Actual	$ 1,000.00	$ 1,018.90	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,018.20	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,017.70	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,018.70	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Treasury Portfolio
Class I
Actual	$ 1,000.00	$ 1,020.10	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,019.40	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,018.80	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,019.90	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26

33 Annual Report

Shareholder Expense Example continued

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	October 1, 2005
	October 1, 2005	March 31, 2006	to March 31, 2006
Government Portfolio
Class I
Actual	$ 1,000.00	$ 1,020.50	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,019.70	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,019.20	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,020.20	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Prime Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,020.80	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,020.00	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,019.50	$ 2.27
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,020.50	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26
Money Market Portfolio
Class I
Actual	$ 1,000.00	$ 1,020.90	$ .91
HypotheticalA	$ 1,000.00	$ 1,024.03	$ .91
Class II
Actual	$ 1,000.00	$ 1,020.10	$ 1.66
HypotheticalA	$ 1,000.00	$ 1,023.29	$ 1.66
Class III
Actual	$ 1,000.00	$ 1,019.60	$ 2.17
HypotheticalA	$ 1,000.00	$ 1,022.79	$ 2.17
Select Class
Actual	$ 1,000.00	$ 1,020.60	$ 1.16
HypotheticalA	$ 1,000.00	$ 1,023.78	$ 1.16
Tax Exempt Portfolio
Class I
Actual	$ 1,000.00	$ 1,014.10	$ 1.00
HypotheticalA	$ 1,000.00	$ 1,023.93	$ 1.01
Class II
Actual	$ 1,000.00	$ 1,013.40	$ 1.76
HypotheticalA	$ 1,000.00	$ 1,023.19	$ 1.77
Class III
Actual	$ 1,000.00	$ 1,012.80	$ 2.26
HypotheticalA	$ 1,000.00	$ 1,022.69	$ 2.27
Select Class
Actual	$ 1,000.00	$ 1,013.90	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.68	$ 1.26

A 5% return per year before expenses

Annual Report

4

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Annualized
Expense Ratio
Treasury Only Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Treasury Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Government Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Prime Money Market Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%
Money Market Portfolio
Class I	18%
Class II	33%
Class III	43%
Select Class	23%
Tax Exempt Portfolio
Class I	20%
Class II	35%
Class III	45%
Select Class	25%

55 Annual Report

Treasury Only Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	28.2	9.2	38.9
31 – 90	66.4	83.4	52.2
91 – 180	5.4	7.4	8.9
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Treasury Only Portfolio	51 Days	50 Days	45 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	38 Days

*Source: iMoneyNet, Inc.

Annual Report 6

Treasury Only Portfolio
Investments March 31, 2006
Showing Percentage of Net Assets

U.S. Treasury Obligations 98.2%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
U.S. Treasury Bills – 74.5%
4/6/06	4.37%	$ 28,084	$ 28,067
4/6/06	4.38	30,000	29,982
4/6/06	4.43	44,000	43,973
4/13/06	4.42	12,031	12,004
4/13/06	4.43	26,000	25,962
4/13/06	4.59	40,000	39,939
4/13/06	4.61	5,105	5,097
4/17/06	4.69	40,000	39,927
4/20/06	4.59	10,356	10,331
4/20/06	4.61	2,666	2,660
4/27/06	4.58	17,817	17,756
4/27/06	4.64	69,500	69,268
4/27/06	4.65	37,500	37,375
5/11/06	4.44	45,000	44,781
5/18/06	4.49	110,770	110,128
5/25/06	4.51	87,000	86,419
6/8/06	4.54	60,000	59,490
6/8/06	4.56	65,000	64,446
6/15/06	4.58	50,000	49,529
6/22/06	4.60	100,000	98,964
6/29/06	4.55	40,000	39,555
7/27/06	4.45	12,000	11,830
8/3/06	4.50	24,670	24,296
8/17/06	4.66	24,000	23,581
			975,360
U.S. Treasury Notes – 23.7%
5/15/06	4.43	132,429	132,453
5/15/06	4.59	72,000	71,773
5/31/06	4.45	52,500	52,332
5/31/06	4.66	44,000	43,842
6/30/06	4.27	10,000	9,963
			310,363

TOTAL INVESTMENT PORTFOLIO 98.2%
(Cost $1,285,723)			1,285,723

NET OTHER ASSETS 1.8%			23,183
NET ASSETS 100%			$ 1,308,906

Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $433,000 of which $47,000, $142,000, $184,000 and $60,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

7 Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		March 31, 2006

Assets
Investment in securities, at value —
See accompanying schedule:
Unaffiliated issuers
(cost $1,285,723)		$ 1,285,723
Receivable for investments sold		39,949
Receivable for fund shares sold		21,976
Interest receivable		3,742
Prepaid expenses		4
Receivable from investment adviser
for expense reductions		36
Total assets		1,351,430

Liabilities
Payable for investments purchased	$ 39,927
Payable for fund shares redeemed	401
Distributions payable	1,887
Accrued management fee	203
Distribution fees payable	44
Other affiliated payables	31
Other payables and accrued
expenses	31
Total liabilities		42,524

Net Assets		$ 1,308,906
Net Assets consist of:
Paid in capital		$ 1,309,229
Undistributed net investment income .		7
Accumulated undistributed net
realized gain (loss) on investments		(330)
Net Assets		$ 1,308,906
Class I:
Net Asset Value, offering price and
redemption price per share
($1,054,985 ÷ 1,054,957
shares)		$ 1.00
Class II:
Net Asset Value, offering price and
redemption price per share
($101,507 ÷ 101,531 shares)		$ 1.00
Class III:
Net Asset Value, offering price and
redemption price per share
($119,600 ÷ 119,591 shares)		$ 1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($32,814 ÷ 32,818 shares)		$ 1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2006

Investment Income
Interest			$ 40,912

Expenses
Management fee		$ 2,334
Transfer agent fees		208
Distribution fees		600
Accounting fees and expenses		138
Independent trustees’ compensation	.	5
Custodian fees and expenses		20
Registration fees		57
Audit		40
Legal		3
Miscellaneous		14
Total expenses before reductions		3,419
Expense reductions		(493)	2,926

Net investment income			37,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers			(8)
Net increase in net assets resulting
from operations			$ 37,978

See accompanying notes which are an integral part of the financial statements.

Annual Report 8

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
Amounts in thousands				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$ 37,986	$ 15,996
Net realized gain (loss)				(8)	(242)
Net increase in net assets resulting from operations				37,978	15,754
Distributions to shareholders from net investment income				(37,981)	(16,000)
Distributions to shareholders from net realized gain				—	(110)
Total distributions				(37,981)	(16,110)
Share transactions - net increase (decrease)				205,080	(128,690)
Total increase (decrease) in net assets				205,077	(129,046)

Net Assets
Beginning of period				1,103,829	1,232,875
End of period (including undistributed net investment income of $7 and distributions in excess of net investment income
of $6, respectively)				$ 1,308,906	$ 1,103,829

Financial Highlights Class I
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	033	.014	.009	.015	.031
Net realized and unrealized gain (loss)C	—	—	—	—	—
Total from investment operations	033	.014	.009	.015	.031
Distributions from net investment income	(.033)	(.014)	(.009)	(.015)	(.031)
Distributions from net realized gain	—	—C	—	—	—
Total distributions	(.033)	(.014)	(.009)	(.015)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.33%	1.45%	.89%	1.50%	3.14%
Ratios to Average Net AssetsB
Expenses before reductions	24%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%	.20%	.20%	.20%	.20%
Net investment income	3.30%	1.43%	.89%	1.48%	3.00%
Supplemental Data
Net assets, end of period (in millions)	$ 1,055	$ 835	$ 982	$ 1,175	$ 1,199

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Financial Highlights Class II
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	031	.013	.007	.013	.029
Net realized and unrealized gain (loss)C	—	—	—	—	—
Total from investment operations	031	.013	.007	.013	.029
Distributions from net investment income	(.031)	(.013)	(.007)	(.013)	(.029)
Distributions from net realized gain	—	—C	—	—	—
Total distributions	(.031)	(.013)	(.007)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.18%	1.30%	.74%	1.34%	2.98%
Ratios to Average Net AssetsB
Expenses before reductions	39%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%	.35%	.35%	.35%	.35%
Net investment income	3.15%	1.28%	.74%	1.33%	2.82%
Supplemental Data
Net assets, end of period (in millions)	$ 102	$ 121	$ 119	$ 225	$ 187

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
C Amount represents less than $.001 per share.

Financial Highlights Class III
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	030	.012	.006	.012	.028
Net realized and unrealized gain (loss)C	—	—	—	—	—
Total from investment operations	030	.012	.006	.012	.028
Distributions from net investment income	(.030)	(.012)	(.006)	(.012)	(.028)
Distributions from net realized gain	—	—C	—	—	—
Total distributions	(.030)	(.012)	(.006)	(.012)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.07%	1.20%	.64%	1.25%	2.88%
Ratios to Average Net AssetsB
Expenses before reductions	49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%	.45%	.45%	.45%	.45%
Net investment income	3.05%	1.18%	.64%	1.23%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$ 120	$ 135	$ 126	$ 134	$ 234

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	10

Financial Highlights Select Class
Years ended March 31,	2006	2005	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	032	.014	.008	.014	.004
Net realized and unrealized gain (loss)F	—	—	—	—	—
Total from investment operations	032	.014	.008	.014	.004
Distributions from net investment income	(.032)	(.014)	(.008)	(.014)	(.004)
Distributions from net realized gain	—	—F	—	—	—
Total distributions	(.032)	(.014)	(.008)	(.014)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	3.28%	1.40%	.84%	1.45%	.36%
Ratios to Average Net AssetsE
Expenses before reductions	29%	.29%	.28%	.29%	.28%A
Expenses net of fee waivers, if any	25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%	.25%	.25%	.25%	.25%A
Net investment income	3.25%	1.38%	.84%	1.43%	1.78%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,814	$ 11,661	$ 6,090	$ 14,598	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Treasury Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	91.7	96.1	88.8
31 – 90	2.1	0.0	7.8
91 – 180	5.0	3.9	3.4
181 – 397	1.2	0.0	0.0
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Treasury Portfolio	14 Days	9 Days	12 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	38 Days

*Source: iMoneyNet, Inc.

Annual Report 12

Treasury Portfolio
Investments March 31, 2006
Showing Percentage of Net Assets

U.S. Treasury Obligations 7.1%
Due	Annualized Yield at	Principal Amount	Value (Note 1)
Date	Time of Purchase	(000s)	(000s)
U.S. Treasury Bills – 6.1%
5/18/06	4.49%	$ 80,000	$ 79,536
5/25/06	4.51	90,000	89,399
7/27/06	4.45	160,000	157,735
8/3/06	4.50	179,165	176,450
			503,120
U.S. Treasury Notes – 1.0%
6/30/06	4.27	80,000	79,705
TOTAL U.S. TREASURY OBLIGATIONS			582,825

Repurchase Agreements 93.2%
		Maturity
		Amount (000s)
In a joint trading account (Collateralized
by U.S. Treasury Obligations) dated
3/31/06 due 4/3/06 At:
4.52% (a)		$ 601,105	600,879
4.54% (a)		6,142,724	6,140,398
With:
Merrill Lynch Government Securities,
Inc. At:
4.75%, dated 3/31/06 due
4/3/06 (Collateralized by U.S.
Treasury Obligations valued at
$412,005,173, 0% 3.875%,
1/15/09 – 1/15/16)		400,158	400,000
5.1%, dated 3/30/06 due
3/30/07 (Collateralized by U.S.
Treasury Obligations valued at
$103,000,863, 1.88%,
7/15/13)		105,171	100,000
Morgan Stanley & Co., Inc. At 4.75%,
dated 3/30/06 due 4/3/06
(Collateralized by U.S. Treasury
Obligations valued at
$405,836,752, 7.13% 7.63%,
8/15/22 – 2/15/23)		395,208	395,000
TOTAL REPURCHASE AGREEMENTS			7,636,277

TOTAL INVESTMENT PORTFOLIO 100.3%			8,219,102
(Cost $8,219,102)

NET OTHER ASSETS (0.3)%			(21,591)
NET ASSETS 100%			$ 8,197,511

Legend (a) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)
$600,879,000 due 4/3/06 at 4.52%
Banc of America Securities LLC.	$ 48,958
Barclays Capital Inc.	113,582
Credit Suisse First Boston LLC	195,831
Deutsche Bank Securities Inc.	58,749
Morgan Stanley & Co. Incorporated.	129,248
State Street Bank and Trust Company	54,511
$ 600,879

$6,140,398,000 due 4/3/06 at 4.54%
Banc of America Securities LLC.	$ 63,456
Bear Stearns & Co. Inc.	1,161,199
BNP Paribas Securities Corp.	1,548,266
Credit Suisse First Boston LLC	387,066
Deutsche Bank Securities Inc.	270,946
HBSC Securities, Inc	387,066
J.P. Morgan Securities, Inc.	774,133
Merrill Lynch, Pierce, Fenner & Smith	1,316,026
Mizuho Securities USA, Inc	232,240
$ 6,140,398

Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $660,000 of which $32,000, $191,000, $259,000 and $178,000 will expire on March 31, 2010, 2011, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		March 31, 2006

Assets
Investment in securities, at value
(including repurchase agreements
of $7,636,277) — See
accompanying schedule:
Unaffiliated issuers
(cost $8,219,102)		$ 8,219,102
Receivable for fund shares sold		954
Interest receivable		1,589
Prepaid expenses		28
Receivable from investment adviser
for expense reductions		161
Total assets		8,221,834

Liabilities
Payable for fund shares redeemed	$ 37
Distributions payable	21,943
Accrued management fee	1,365
Distribution fees payable	743
Other affiliated payables	203
Other payables and accrued
expenses	32
Total liabilities		24,323

Net Assets		$ 8,197,511
Net Assets consist of:
Paid in capital		$ 8,198,119
Undistributed net investment income .		52
Accumulated undistributed net
realized gain (loss) on investments		(660)
Net Assets		$ 8,197,511
Class I:
Net Asset Value, offering price and
redemption price per share
($4,297,337 ÷ 4,297,101
shares)		$ 1.00
Class II:
Net Asset Value, offering price and
redemption price per share
($330,953 ÷ 330,746 shares)		$ 1.00
Class III:
Net Asset Value, offering price and
redemption price per share
($3,299,385 ÷ 3,299,960
shares)		$ 1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($269,836 ÷ 269,848 shares)		$ 1.00

Statement of Operations
Amounts in thousands	Year ended March 31, 2006

Investment Income
Interest		$ 307,409

Expenses
Management fee	$ 16,547
Transfer agent fees	1,324
Distribution fees	8,571
Accounting fees and expenses	724
Independent trustees’ compensation	36
Custodian fees and expenses	10
Registration fees	107
Audit	75
Legal	20
Miscellaneous	100
Total expenses before reductions	27,514
Expense reductions	(2,358)	25,156

Net investment income		282,253
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(4)
Net increase in net assets resulting
from operations		$ 282,249

See accompanying notes which are an integral part of the financial statements.
Annual Report	14

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
Amounts in thousands				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$ 282,253	$ 116,441
Net realized gain (loss)				(4)	(433)
Net increase in net assets resulting from operations				282,249	116,008
Distributions to shareholders from net investment income				(282,242)	(116,452)
Share transactions - net increase (decrease)				(852,279)	18,644
Total increase (decrease) in net assets				(852,272)	18,200

Net Assets
Beginning of period				9,049,783	9,031,583
End of period (including undistributed net investment income of $52 and undistributed net investment income of $50,
respectively)				$ 8,197,511	$ 9,049,783

Financial Highlights Class I
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	035	.015	.009	.015	.030
Distributions from net investment income	(.035)	(.015)	(.009)	(.015)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.55%	1.50%	.91%	1.47%	3.00%
Ratios to Average Net AssetsB
Expenses before reductions	23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%	.20%	.20%	.20%	.20%
Net investment income	3.51%	1.48%	.90%	1.46%	2.93%
Supplemental Data
Net assets, end of period (in millions)	$ 4,297	$ 5,348	$ 4,567	$ 5,082	$ 4,400

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Highlights Class II
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	033	.013	.008	.013	.028
Distributions from net investment income	(.033)	(.013)	(.008)	(.013)	(.028)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.39%	1.35%	.76%	1.32%	2.85%
Ratios to Average Net AssetsB
Expenses before reductions	38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%	.35%	.35%	.35%	.35%
Net investment income	3.36%	1.33%	.75%	1.31%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 180	$ 231	$ 274	$ 370

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	032	.012	.007	.012	.027
Distributions from net investment income	(.032)	(.012)	(.007)	(.012)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.29%	1.25%	.66%	1.22%	2.74%
Ratios to Average Net AssetsB
Expenses before reductions	48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%	.45%	.45%	.45%	.45%
Net investment income	3.26%	1.23%	.65%	1.21%	2.65%
Supplemental Data
Net assets, end of period (in millions)	$ 3,299	$ 3,439	$ 4,132	$ 3,938	$ 4,520

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Annual Report	16

Financial Highlights Select Class
Years ended March 31,	2006	2005	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	034	.014	.009	.014	.003
Distributions from net investment income	(.034)	(.014)	(.009)	(.014)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	3.49%	1.45%	.86%	1.42%	.34%
Ratios to Average Net AssetsE
Expenses before reductions	28%	.29%	.28%	.28%	.27%A
Expenses net of fee waivers, if any	25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%	.25%	.25%	.25%	.25%A
Net investment income	3.46%	1.43%	.85%	1.40%	1.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 269,836	$ 82,134	$ 101,421	$ 2,223	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Government Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	72.9	67.2	66.0
31 – 90	16.6	27.2	20.1
91 – 180	5.5	3.4	12.9
181 – 397	5.0	2.2	1.0
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Government Portfolio	34 Days	33 Days	36 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	38 Days

*Source: iMoneyNet, Inc.

Annual Report 18

Government Portfolio
Investments March 31, 2006
Showing Percentage of Net Assets

Federal Agencies 24.6%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Fannie Mae – 12.0%
Agency Coupons – 11.6%
5/22/06	4.67% (a)	$ 150,000	$ 149,987
6/21/06	4.81 (a)	250,000	249,917
6/22/06	4.81 (a)	405,000	404,820
			804,724
Discount Notes – 0.4%
7/28/06	3.86	25,855	25,539
			830,263
Federal Home Loan Bank – 4.1%
Agency Coupons – 4.1%
5/2/06	4.57 (a)	62,000	61,986
6/13/06	4.77 (a)	225,000	224,964
			286,950
Freddie Mac – 8.5%
Discount Notes – 8.5%
7/25/06	4.01	72,100	71,213
7/25/06	4.60	50,855	50,124
7/25/06	4.61	46,015	45,353
9/27/06	4.26	75,000	73,477
9/29/06	4.51	32,000	31,303
10/17/06	4.53	36,046	35,181
10/23/06	4.90	45,925	44,685
12/1/06	4.72	55,600	53,900
1/9/07	4.75	26,660	25,708
1/17/07	4.76	47,480	45,735
1/18/07	5.11	70,000	67,218
1/19/07	4.81	47,375	45,602
			589,499

TOTAL FEDERAL AGENCIES			1,706,712

U.S. Treasury Obligations 2.5%

U.S. Treasury Bills – 2.5%
5/25/06	4.51	65,000	64,566
8/3/06	4.50	66,480	65,472
8/3/06	4.53	47,300	46,578
TOTAL U.S. TREASURY OBLIGATIONS			176,616

Repurchase Agreements 73.0%
	Maturity	Value (Note 1)
	Amount	(000s)
	(000s)
In a joint trading account (Collateralized by
U.S. Government Obligations) dated
3/31/06 due 4/3/06 At:
4.85% (b)	$ 331,424	$ 331,290
4.88% (b)	4,740,572	4,738,644
TOTAL REPURCHASE AGREEMENTS		5,069,934

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $6,953,262)		6,953,262

NET OTHER ASSETS (0.1)%		(7,569)
NET ASSETS 100%		$ 6,945,693

Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/	Value
Counterparty	(000s)

$331,290,000 due 4/3/06 at 4.85%
Banc of America Securities LLC	$ 82,823
Goldman, Sachs & Co.	150,586
Morgan Stanley & Co. Incorporated	97,881
$ 331,290
$4,738,644,000 due 4/3/06 at 4.88%
Bank of America, National Association	$ 895,165
Barclays Capital Inc.	1,566,539
Countrywide Securities Corporation.	447,582
Goldman, Sachs & Co.	128,544
Greenwich Capital Markets, Inc.	223,791
HSBC Securities (USA), Inc.	447,583
Merrill Lynch Government Securities, Inc.	55,948
Morgan Stanley & Co. Incorporated.	749,701
WestLB AG	223,791
$ 4,738,644

Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $555,000 of which $55,000, $192,000 and $308,000 will expire on March 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		March 31, 2006

Assets
Investment in securities, at value
(including repurchase agreements
of $5,069,934) — See
accompanying schedule:
Unaffiliated issuers
(cost $6,953,262)		$ 6,953,262
Receivable for fund shares sold		1,000
Interest receivable		3,357
Prepaid expenses		24
Receivable from investment adviser
for expense reductions		135
Other affiliated receivables		28
Total assets		6,957,806

Liabilities
Distributions payable	$ 10,577
Accrued management fee	1,050
Distribution fees payable	227
Other affiliated payables	226
Other payables and accrued
expenses	33
Total liabilities		12,113

Net Assets		$ 6,945,693
Net Assets consist of:
Paid in capital		$ 6,946,307
Distributions in excess of net
investment income		(59)
Accumulated undistributed net
realized gain (loss) on investments		(555)
Net Assets		$ 6,945,693
Class I:
Net Asset Value, offering price and
redemption price per share
($5,256,833 ÷ 5,256,917
shares)		$ 1.00
Class II:
Net Asset Value, offering price and
redemption price per share
($933,097 ÷ 932,920 shares)		$ 1.00
Class III:
Net Asset Value, offering price and
redemption price per share
($727,072 ÷ 726,992 shares)		$ 1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($28,691 ÷ 28,698 shares)		$ 1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2006

Investment Income
Interest			$ 250,997

Expenses
Management fee		$ 13,371
Transfer agent fees		1,096
Distribution fees		2,518
Accounting fees and expenses		593
Independent trustees’ compensation		29
Appreciation in deferred trustee
compensation account		2
Custodian fees and expenses		30
Registration fees		108
Audit		67
Legal		16
Miscellaneous		65
Total expenses before reductions	.	17,895
Expense reductions		(2,019)	15,876

Net investment income			235,121
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers			230
Net increase in net assets resulting
from operations			$ 235,351

See accompanying notes which are an integral part of the financial statements.

Annual Report 20

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
Amounts in thousands				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$ 235,121	$ 105,816
Net realized gain (loss)				230	(508)
Net increase in net assets resulting from operations				235,351	105,308
Distributions to shareholders from net investment income				(235,235)	(106,199)
Share transactions - net increase (decrease)				236,077	(1,319,771)
Total increase (decrease) in net assets				236,193	(1,320,662)

Net Assets
Beginning of period				6,709,500	8,030,162
End of period (including distributions in excess of net investment income of $59 and undistributed net investment
income of $92, respectively)				$ 6,945,693	$ 6,709,500

Financial Highlights Class I
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	036	.016	.010	.015	.031
Distributions from net investment income	(.036)	(.016)	(.010)	(.015)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.62%	1.58%	.97%	1.53%	3.16%
Ratios to Average Net AssetsB
Expenses before reductions	23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%	.20%	.20%	.20%	.20%
Net investment income	3.55%	1.53%	.98%	1.52%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 5,257	$ 5,590	$ 6,024	$ 7,928	$ 8,604

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights Class II
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	034	.014	.008	.014	.030
Distributions from net investment income	(.034)	(.014)	(.008)	(.014)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.47%	1.43%	.82%	1.38%	3.01%
Ratios to Average Net AssetsB
Expenses before reductions	38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%	.35%	.35%	.35%	.35%
Net investment income	3.40%	1.38%	.83%	1.37%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$ 933	$ 499	$ 859	$ 917	$ 918

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	033	.013	.007	.013	.029
Distributions from net investment income	(.033)	(.013)	(.007)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.36%	1.32%	.72%	1.27%	2.90%
Ratios to Average Net AssetsB
Expenses before reductions	48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%	.45%	.45%	.45%	.45%
Net investment income	3.30%	1.28%	.73%	1.27%	2.76%
Supplemental Data
Net assets, end of period (in millions)	$ 727	$ 572	$ 1,109	$ 866	$ 1,326

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Annual Report	22

Financial Highlights Select Class
Years ended March 31,	2006	2005	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	035	.015	.009	.015	.004
Distributions from net investment income	(.035)	(.015)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	3.57%	1.53%	.92%	1.47%	.37%
Ratios to Average Net AssetsE
Expenses before reductions	28%	.28%	.28%	.28%	.27%A
Expenses net of fee waivers, if any	25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%	.25%	.25%	.25%	.25%A
Net investment income	3.50%	1.48%	.92%	1.47%	1.83%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,691	$ 49,025	$ 38,785	$ 272,495	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Prime Money Market Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	67.6	58.7	43.4
31 – 90	21.8	31.1	36.2
91 – 180	2.9	8.4	19.4
181 – 397	7.7	1.8	1.0
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Prime Money Market Portfolio	40 Days	34 Days	49 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	38 Days

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report 24

Prime Money Market Portfolio
Investments March 31, 2006
Showing Percentage of Net Assets

Corporate Bonds 0.0%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Morgan Stanley
4/15/06	4.05%	$ 5,000	$ 5,004

Certificates of Deposit 23.9%

London Branch, Eurodollar, Foreign Banks – 9.9%
Calyon
10/24/06	4.92	65,000	64,935
2/12/07	5.00	75,000	75,000
Credit Agricole SA
5/15/06	4.70	50,000	49,985
Credit Industriel et Commercial
6/8/06	4.75	70,000	70,000
9/11/06	5.00	90,000	90,000
9/29/06	5.08	100,000	100,000
10/24/06	4.77	50,000	50,000
11/7/06	4.76	40,000	40,000
3/30/07	5.22	50,000	50,000
Deutsche Bank AG
1/30/07	4.86	105,000	105,000
HBOS Treasury Services PLC
5/8/06	4.67	40,000	40,000
Landesbank Hessen Thuringen
5/8/06	4.67	90,000	90,000
Societe Generale
5/10/06	4.80	225,000	225,000
6/7/06	4.75	98,000	97,966
11/7/06	4.91	85,000	85,000
12/6/06	4.80	55,000	55,000
Unicredito Italiano Spa
5/19/06	4.87	10,000	9,998
			1,297,884
New York Branch, Yankee Dollar, Foreign Banks – 14.0%
Bank Tokyo Mitsubishi UFJ Ltd.
4/20/06	4.76	45,000	45,000
4/24/06	4.78	55,000	55,000
Barclays Bank PLC
5/10/06	4.80	365,000	364,994
BNP Paribas SA
10/30/06	4.81	105,000	105,000
11/8/06	4.93	80,000	80,000
Canadian Imperial Bank of Commerce
4/24/06	4.78 (b)	170,000	170,000
Credit Suisse First Boston New York Branch
4/19/06	4.57 (b)	60,000	60,000
4/19/06	4.76 (b)	50,000	50,000
6/26/06	4.93 (b)	85,000	85,000
11/7/06	4.75	35,000	35,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Deutsche Bank AG
6/5/06	4.80% (b)	$ 65,000	$ 65,000
2/5/07	4.90	70,000	70,000
DZ Bank AG Deutsche Genosbank
4/24/06	4.79	25,000	25,000
Mizuho Corporate Bank Ltd.
5/8/06	4.82	95,000	95,000
5/10/06	4.83	100,000	100,000
Skandinaviska Enskilda Banken AB
4/6/06	4.50 (b)	115,000	114,995
Sumitomo Mitsui Banking Corp.
4/10/06	4.68	11,000	11,000
4/17/06	4.75	22,000	22,000
4/20/06	4.77	19,000	19,000
4/21/06	4.80	18,000	18,000
4/24/06	4.80	14,000	14,000
4/28/06	4.82	18,000	18,000
Toronto Dominion Bank
4/7/06	3.86	30,000	30,000
4/18/06	3.92	125,000	125,000
Unicredito Italiano Spa
5/12/06	4.69 (b)	75,000	74,999
			1,851,988

TOTAL CERTIFICATES OF DEPOSIT			3,149,872

Commercial Paper 31.7%

Bavaria TRR Corp.
4/4/06	4.66	145,000	144,944
4/6/06	4.68	40,000	39,974
4/17/06	4.80	1,142	1,140
4/20/06	4.78	100,000	99,749
Charta LLC
4/20/06	4.66	96,500	96,265
5/16/06	4.71	40,000	39,767
CIESCO LP
5/15/06	4.70	75,000	74,574
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/3/06	4.53	85,000	84,979
4/4/06	4.53	29,000	28,989
4/4/06	4.54	30,000	29,989
4/10/06	4.63	65,000	64,925
5/8/06	4.81	10,000	9,951
5/10/06	4.82	20,000	19,901
Credit Suisse First Boston New York Branch
4/3/06	4.61	185,000	184,953
Cullinan Finance Corp.
5/8/06	4.69 (a)	8,000	7,962
5/10/06	4.70 (a)	35,410	35,232

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Prime Money Market Portfolio
Investments - continued

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Danske Corp.
11/10/06	4.94%	$ 100,000	$ 97,051
Emerald (MBNA Credit Card Master Note Trust)
4/4/06	4.52	75,500	75,472
4/5/06	4.53	51,220	51,194
4/12/06	4.63	10,000	9,986
4/12/06	4.64	52,120	52,047
4/28/06	4.79	118,858	118,433
5/4/06	4.81	5,000	4,978
5/11/06	4.71	25,000	24,871
FCAR Owner Trust
4/4/06	4.50	105,000	104,961
4/4/06	4.52	45,000	44,983
5/4/06	4.80	125,000	124,453
6/2/06	4.81	31,000	30,746
6/2/06	4.83	50,000	49,589
7/18/06	4.76	65,000	64,093
7/25/06	4.75	20,000	19,704
Giro Funding US Corp.
4/3/06	4.62	20,000	19,995
4/11/06	4.70	47,074	47,013
4/24/06	4.80	130,000	129,603
4/27/06	4.82	66,955	66,723
5/8/06	4.69	17,000	16,919
6/15/06	4.91	25,000	24,747
Intesa Funding LLC
5/9/06	4.83	47,403	47,163
Jupiter Securitization Corp.
4/7/06	4.67	10,000	9,992
K2 (USA) LLC
8/3/06	4.82 (a)	78,500	77,226
Mont Blanc Capital Corp.
4/13/06	4.70	9,458	9,443
Monument Gardens Funding
4/21/06	4.69	20,000	19,948
5/22/06	4.77	10,000	9,933
5/23/06	4.79	10,000	9,932
5/23/06	4.80	5,000	4,966
Motown Notes Program
4/4/06	4.54	30,000	29,989
4/7/06	4.64	44,900	44,866
4/10/06	4.56	20,000	19,977
4/10/06	4.69	40,000	39,953
4/11/06	4.75	5,000	4,993
5/5/06	4.71	35,000	34,846
5/17/06	4.85	10,000	9,939
6/5/06	4.87	25,000	24,783
Nordea North America, Inc.
4/5/06	4.64	53,552	53,525

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Paradigm Funding LLC
4/4/06	4.64%	$ 30,000	$ 29,988
4/5/06	4.67	54,000	53,972
4/18/06	4.75	40,000	39,911
Park Granada LLC
4/5/06	4.51	40,000	39,980
4/24/06	4.73	20,000	19,940
5/1/06	4.72	8,430	8,397
5/1/06	4.74	26,201	26,098
5/9/06	4.80	35,000	34,824
Park Sienna LLC
4/5/06	4.66	40,506	40,485
4/6/06	4.68	25,000	24,984
5/9/06	4.79	61,000	60,694
5/9/06	4.81	80,000	79,596
Sigma Finance, Inc.
4/18/06	4.70 (b)	100,000	99,992
Skandinaviska Enskilda Banken AB
4/28/06	4.79 (b)	50,000	50,000
Strand Capital LLC
4/10/06	4.57	10,000	9,989
5/3/06	4.75	20,000	19,916
5/10/06	4.70	10,000	9,950
5/10/06	4.71	10,000	9,950
5/15/06	4.73	10,000	9,943
Stratford Receivables Co. LLC
4/3/06	4.62	52,079	52,066
4/5/06	4.64	20,000	19,990
4/6/06	4.63	45,000	44,971
4/10/06	4.65	35,000	34,960
4/11/06	4.68	121,448	121,291
4/11/06	4.74	21,664	21,636
4/12/06	4.68	60,000	59,915
4/17/06	4.71	55,000	54,886
4/18/06	4.68	35,000	34,923
4/19/06	4.71	50,000	49,883
4/19/06	4.73	25,000	24,941
4/21/06	4.73	20,000	19,948
4/24/06	4.66	277,868	277,048
5/8/06	4.81	35,000	34,828
5/10/06	4.81	40,000	39,793
5/15/06	4.79	40,000	39,768
TOTAL COMMERCIAL PAPER			4,191,785

Federal Agencies 0.1%

Agency Coupons – 0.1%
Overseas Private Invt Corp. U.S. Government guaranteed participation certificates – 0.1%
4/7/06	4.80 (b)	15,450	15,450

See accompanying notes which are an integral part of the financial statements.

Annual Report 26

Bank Notes 0.1%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
M&I Marshall & Ilsley Bank
4/18/06	4.73% (b)	$ 11,000	$ 11,000

Master Notes 1.6%

Goldman Sachs Group, Inc.
4/10/06	4.74 (b)(d)	59,000	59,000
4/10/06	4.76 (b)(d)	60,000	60,000
4/11/06	4.78 (b)(d)	16,000	16,000
5/30/06	4.85 (b)(d)	71,000	71,000
TOTAL MASTER NOTES			206,000

Medium Term Notes 21.7%

AIG Matched Funding Corp.
4/3/06	4.54 (b)	50,000	50,000
4/11/06	4.57 (b)	50,000	50,000
4/23/06	4.62 (b)	55,000	55,000
6/15/06	4.93 (b)	55,000	55,000
Allstate Life Global Funding II
4/10/06	4.71 (a)(b)	10,000	10,000
4/18/06	4.77 (a)(b)	5,000	5,000
4/18/06	4.81 (a)(b)	10,000	10,000
4/27/06	4.81 (a)(b)	6,000	6,000
American Express Credit Corp.
4/5/06	4.76 (b)	95,000	95,014
ASIF Global Financing XXX
4/24/06	4.81 (a)(b)	50,000	50,000
Australia & New Zealand Banking Group Ltd.
4/24/06	4.78 (a)(b)	26,000	26,000
Bayerische Landesbank Girozentrale
4/18/06	4.58 (b)	75,000	75,000
5/19/06	4.78 (b)	60,000	60,000
BMW U.S. Capital LLC
4/18/06	4.72 (b)	16,000	16,000
BNP Paribas SA
4/26/06	4.79 (a)(b)	100,000	100,000
Commonwealth Bank of Australia
4/24/06	4.78 (b)	26,000	26,000
Cullinan Finance Corp.
4/25/06	4.78 (a)(b)	15,000	14,999
5/22/06	4.73 (a)(b)	80,000	79,987
Eli Lilly Services, Inc.
4/3/06	4.60 (a)(b)	25,000	25,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
GE Capital Assurance Co.
4/3/06	4.71% (b)(d)	$ 15,000	$ 15,000
General Electric Capital Corp.
4/7/06	4.69 (b)	127,000	127,000
4/10/06	4.79 (b)	86,500	86,523
4/18/06	4.85 (b)	164,000	164,076
Hartford Life Global Funding Trust
4/18/06	4.77 (b)	35,000	35,000
HSBC Finance Corp.
4/24/06	4.84 (b)	37,000	37,000
HSBC USA, Inc.
4/18/06	4.73 (b)	45,000	45,000
HSH Nordbank AG
4/24/06	4.80 (a)(b)	36,000	36,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (b)(d)	18,000	18,000
Links Finance LLC
4/18/06	4.70 (a)(b)	60,000	59,994
MBIA Global Funding LLC
4/18/06	4.56 (a)(b)	15,000	15,000
Merrill Lynch & Co., Inc.
4/4/06	4.72 (b)	26,000	26,021
4/11/06	4.92 (b)	7,000	7,012
4/18/06	4.73 (b)	64,000	64,000
Metropolitan Life Insurance Co.
4/6/06	4.67 (a)(b)	29,087	29,087
Morgan Stanley
4/3/06	4.66 (b)	187,000	187,000
4/3/06	4.91 (b)	7,000	7,000
4/4/06	4.72 (b)	15,000	15,000
4/18/06	4.78 (b)	11,000	11,000
4/27/06	4.89 (b)	55,000	55,006
Nordea Bank AB
4/9/06	4.68 (a)(b)	35,000	35,000
4/11/06	4.70 (a)(b)	48,200	48,203
Pacific Life Global Funding
4/4/06	4.68 (a)(b)	22,500	22,500
4/13/06	4.74 (b)	5,000	5,000
RACERS
4/24/06	4.79 (a)(b)	65,000	65,000
Royal Bank of Scotland PLC
4/21/06	4.75 (a)(b)	85,000	85,000

See accompanying notes which are an integral part of the financial statements.

27 Annual Report

Prime Money Market Portfolio
Investments - continued

Medium Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
SBC Communications, Inc.
6/5/06	4.02% (a)	$ 21,830	$ 21,844
Security Life of Denver Insurance Co.
5/30/06	4.89 (b)(d)	14,000	14,000
SLM Corp.
4/3/06	4.68 (a)(b)	30,000	30,000
Societe Generale
4/3/06	4.60 (a)(b)	76,000	76,000
Wachovia Asset Securitization Issuance LLC
4/25/06	4.81 (a)(b)	11,251	11,251
Washington Mutual Bank FA
4/18/06	4.73 (b)	18,000	18,000
4/24/06	4.79 (b)	40,000	40,000
Washington Mutual Bank, California
4/27/06	4.62 (b)	80,000	80,000
5/31/06	4.74 (b)	20,000	20,000
6/20/06	4.91 (b)	56,000	56,000
7/26/06	4.98 (b)	65,000	64,999
Wells Fargo & Co.
4/3/06	4.68 (b)	30,000	30,000
4/18/06	4.74 (b)	90,000	90,001
WestLB AG
4/10/06	4.74 (a)(b)	41,000	41,000
6/30/06	4.99 (a)(b)	51,000	51,000
Westpac Banking Corp.
6/12/06	4.93 (b)	15,000	15,000
White Pine Finance LLC
4/28/06	4.63 (a)(b)	40,000	40,000
6/12/06	4.83 (a)(b)	62,000	61,998
TOTAL MEDIUM-TERM NOTES			2,870,515

Short Term Notes 1.7%

Hartford Life Insurance Co.
6/1/06	4.97 (b)(d)	25,000	25,000
Jackson National Life Insurance Co.
4/1/06	4.67 (b)(d)	10,000	10,000
Metropolitan Life Insurance Co.
4/3/06	4.65 (b)(d)	30,000	30,000
4/28/06	4.89 (a)(b)	10,000	10,000
Monumental Life Insurance Co.
4/3/06	4.77 (b)(d)	10,000	10,000
4/3/06	4.80 (b)(d)	10,000	10,000
New York Life Insurance Co.
4/3/06	4.66 (b)(d)	95,000	95,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (b)(d)	35,000	35,000
TOTAL SHORT TERM NOTES			225,000

Asset Backed Securities 0.1%

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)

Wind Trust
2/25/07	4.82% (a)(b)	$ 12,000	$ 12,000

Municipal Securities 0.9%

California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C2,
3.9% 6/30/06		17,600	17,600
LoanStar Assets Partners LP Student Ln.
Rev. Series A, 4.85%, LOC State
Street Bank & Trust Co., Boston,
VRDN		50,000	50,000
Mississippi Gen. Oblig. (Nissan Proj.)
Series B, 4.89% (Liquidity Facility
Dexia Cr. Local de France), VRDN		50,115	50,115

TOTAL MUNICIPAL SECURITIES			117,715

Repurchase Agreements 18.3%

		Maturity
		Amount (000s)

In a joint trading account
(Collateralized by U.S. Government
Obligations dated 3/31/06 due
4/3/06 At 4.85%)		$ 2,629	2,628
With:
Banc of America Securities LLC At
4.92%, dated 3/31/06 due
4/3/06 (Collateralized by
Mortgage Loan Obligations valued
at $504,000,001, 0%, 3/15/22)		480,197	480,000
Barclays Capital, Inc. At 4.99%,
dated 3/31/06 due 4/3/06
(Collateralized by U.S. Treasury
Obligations valued at
$34,680,095, 0%, 5/15/06
11/15/27 and by Equity Securities
valued at $174,375,360)		200,083	200,000
Citigroup Global Markets, Inc. At
4.94%, dated 3/31/06 due
4/3/06 (Collateralized by
Corporate Obligations valued at
$638,520,000, 3.5% 7.9%,
5/1/07 – 12/25/35)		626,257	626,000
Credit Suisse First Boston, Inc. At
4.93%, dated 3/31/06 due
4/3/06 (Collateralized by
Corporate Obligations valued at
$178,502,096, 4% 8.25%,
7/21/06 – 6/15/30)		175,072	175,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 28

Repurchase Agreements continued

	Maturity	Value (Note 1)
	Amount (000s)	(000s)

With: continued
Goldman Sachs & Co. At 4.98%,
dated:
2/22/06 due 5/23/06
(Collateralized by Mortgage
Loan Obligations valued at
$306,000,000, 4.59% 8.32%,
2/5/19 11/25/45) (b)(c)	$ 303,735	$ 300,000
3/31/06 due 4/3/06
(Collateralized by Corporate
Obligations valued at
$141,750,000, 0% 7.43%,
8/1/08 – 3/15/35)	135,056	135,000
Lehman Brothers, Inc. At 5%, dated
3/31/06 due 4/3/06
(Collateralized by Corporate
Obligations valued at
$279,700,670, 0% 9.5%,
6/1/06 2/15/36 and by Equity
Securities valued at
$246,688,287)	500,208	500,000

TOTAL REPURCHASE AGREEMENTS		2,418,628

TOTAL INVESTMENT PORTFOLIO 100.1%
(Cost $13,222,969)		13,222,969

NET OTHER ASSETS (0.1)%		(18,029)

NET ASSETS 100%		$ 13,204,940

Security Type Abbreviations
TRAN	—	TAX AND REVENUE ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,198,283,000 or 9.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$468,000,000 or 3.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
GE Capital Assurance Co.
4.71%, 4/3/06	7/28/05	$ 15,000
Goldman Sachs Group, Inc.:
4.74%, 4/10/06	1/9/06	$ 59,000
4.76%, 4/10/06	11/10/05	$ 60,000
4.78%, 4/11/06	10/11/05	$ 16,000
4.85%, 5/30/06	8/26/04	$ 71,000
Hartford Life Insurance Co.
4.97%, 6/1/06	12/16/03	$ 25,000
ING USA Annuity & Life Insurance
Co. 5.03%, 6/26/06	6/23/05	$ 18,000
Jackson National Life Insurance Co.
4.67%, 4/1/06	3/31/03	$ 10,000
Metropolitan Life Insurance Co.
4.65%, 4/3/06	3/26/02	$ 30,000
Monumental Life Insurance Co.:
4.77%, 4/3/06	9/17/98	$ 10,000
4.80%, 4/3/06	3/12/99	$ 10,000
New York Life Insurance Co.	2/28/02 -
4.66%, 4/3/06	12/19/02	$ 95,000
Security Life of Denver Insurance Co.
4.89%, 5/30/06	8/26/05	$ 14,000
Transamerica Occidental Life
Insurance Co. 4.85%, 5/2/06	4/28/00	$ 35,000

Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $1,353,000 of which $119,000, $500,000 and $734,000 will expire on March 31, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

29 Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		March 31, 2006

Assets
Investment in securities, at value
(including repurchase agreements
of $2,418,628) — See
accompanying schedule:
Unaffiliated issuers
(cost $13,222,969)		$ 13,222,969
Cash		1,107
Interest receivable		35,964
Prepaid expenses		32
Receivable from investment adviser
for expense reductions		286
Total assets		13,260,358

Liabilities
Payable for investments purchased $	$ 29,940
Payable for fund shares redeemed	400
Distributions payable	21,724
Accrued management fee	2,249
Distribution fees payable	662
Other affiliated payables	262
Other payables and accrued
expenses	181
Total liabilities		55,418

Net Assets		$ 13,204,940
Net Assets consist of:
Paid in capital		$ 13,206,279
Undistributed net investment income .		29
Accumulated undistributed net real-
ized gain (loss) on investments		(1,368)
Net Assets		$ 13,204,940
Class I:
Net Asset Value, offering price and
redemption price per share
($8,818,509 ÷ 8,818,760
shares)		$ 1.00
Class II:
Net Asset Value, offering price and
redemption price per share
($1,705,677 ÷ 1,705,627
shares)		$ 1.00
Class III:
Net Asset Value, offering price and
redemption price per share
($2,549,134 ÷ 2,549,756
shares)		$ 1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($131,620 ÷ 131,630 shares)		$ 1.00

Statement of Operations
Amounts in thousands	Year ended March 31, 2006

Investment Income
Interest (including $44 from
affiliated interfund lending)		$ 433,393

Expenses
Management fee	$ 22,305
Transfer agent fees	1,784
Distribution fees	5,746
Accounting fees and expenses	907
Independent trustees’ compensation	47
Custodian fees and expenses	149
Registration fees	231
Audit	88
Legal	24
Miscellaneous	80
Total expenses before reductions	31,361
Expense reductions	(3,435)	27,926

Net investment income		405,467
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(209)
Net increase in net assets resulting
from operations		$ 405,258

See accompanying notes which are an integral part of the financial statements.

Annual Report 30

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
Amounts in thousands				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$ 405,467	$ 141,920
Net realized gain (loss)				(209)	(1,040)
Net increase in net assets resulting from operations				405,258	140,880
Distributions to shareholders from net investment income				(405,498)	(141,941)
Share transactions - net increase (decrease)				3,156,482	2,708,787
Total increase (decrease) in net assets				3,156,242	2,707,726

Net Assets
Beginning of period				10,048,698	7,340,972
End of period (including undistributed net investment income of $29 and undistributed net investment income of $60,
respectively)				$ 13,204,940	$ 10,048,698

Financial Highlights Class I
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	036	.016	.010	.016	.031
Distributions from net investment income	(.036)	(.016)	(.010)	(.016)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	1.00	$ 1.00
Total ReturnA	3.67%	1.62%	1.00%	1.56%	3.17%
Ratios to Average Net AssetsB
Expenses before reductions	23%	.23%	.23%	.23%	.23%
Expenses net of fee waivers, if any	20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	20%	.20%	.20%	.20%	.20%
Net investment income	3.70%	1.68%	.99%	1.57%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 8,819	$ 8,158	$ 6,153	$ 4,434	$ 6,782

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

31 Annual Report

Financial Highlights Class II
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	035	.015	.008	.014	.030
Distributions from net investment income	(.035)	(.015)	(.008)	(.014)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.52%	1.47%	.85%	1.42%	3.01%
Ratios to Average Net AssetsB
Expenses before reductions	38%	.38%	.38%	.38%	.38%
Expenses net of fee waivers, if any	35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	35%	.35%	.35%	.35%	.35%
Net investment income	3.55%	1.53%	.84%	1.41%	2.96%
Supplemental Data
Net assets, end of period (in millions)	$ 1,706	$ 661	$ 176	$ 188	$ 886

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	034	.014	.007	.013	.029
Distributions from net investment income	(.034)	(.014)	(.007)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.41%	1.36%	.74%	1.31%	2.91%
Ratios to Average Net AssetsB
Expenses before reductions	48%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	45%	.45%	.45%	.45%	.45%
Net investment income	3.45%	1.43%	.74%	1.32%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$ 2,549	$ 1,123	$ 898	$ 1,187	$ 1,407

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Annual Report	32

Financial Highlights Select Class
Years ended March 31,	2006	2005	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	036	.016	.009	.015	.004
Distributions from net investment income	(.036)	(.016)	(.009)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	3.62%	1.57%	.95%	1.51%	.37%
Ratios to Average Net AssetsE
Expenses before reductions	28%	.28%	.28%	.29%	.27%A
Expenses net of fee waivers, if any	25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	25%	.25%	.25%	.25%	.25%A
Net investment income	3.65%	1.63%	.94%	1.52%	1.44%A
Supplemental Data
Net assets, end of period (in millions)	$ 132	$ 106	$ 114	$ 134	$ 5

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

33 Annual Report

Money Market Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	62.1	53.0	48.3
31 – 90	25.2	35.2	37.0
91 – 180	5.3	7.3	13.5
181 – 397	7.4	4.5	1.2
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Money Market Portfolio	45 Days	41 Days	44 Days
All Taxable Money Market Funds Average*	38 Days	38 Days	38 Days

*Source: iMoneyNet, Inc.

Annual Report 34

Money Market Portfolio
Investments March 31, 2006
Showing Percentage of Net Assets

Corporate Bonds 0.0%
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Morgan Stanley
4/15/06	3.90%	$ 10,000	$ 10,008

Certificates of Deposit 27.1%

Domestic Certificates Of Deposit 0.6%
Countrywide Bank, Alexandria Virginia
5/15/06	4.76 (c)	52,000	51,998
Washington Mutual Bank FA
11/22/06	4.79	75,000	74,950
			126,948
London Branch, Eurodollar, Foreign Banks – 10.9%
Calyon
10/24/06	4.92	100,000	99,900
2/12/07	5.00	105,000	105,000
Credit Industriel et Commercial
4/20/06	3.95	75,000	75,000
4/21/06	3.97	100,000	100,000
6/8/06	4.75	105,000	105,000
9/11/06	5.01	135,000	135,000
10/24/06	4.78	70,000	70,000
11/7/06	4.76	110,000	110,000
3/30/07	5.22	85,000	85,000
Deutsche Bank AG
1/30/07	4.86	160,000	160,000
HBOS Treasury Services PLC
5/8/06	4.67	60,000	60,000
Landesbank Hessen Thuringen
5/8/06	4.67	130,000	130,000
5/15/06	4.70	79,000	78,978
8/7/06	4.83	200,000	200,000
Societe Generale
4/28/06	4.00	150,000	150,000
5/10/06	4.80	325,000	325,000
11/7/06	4.91	135,000	135,000
12/6/06	4.80	75,000	75,000
Unicredito Italiano Spa
5/19/06	4.87	20,000	19,996
			2,218,874
New York Branch, Yankee Dollar, Foreign Banks – 15.6%
Bank Tokyo Mitsubishi UFJ Ltd.
4/20/06	4.76	65,000	65,000
4/24/06	4.78	80,000	80,000
4/28/06	4.81	95,000	95,000
Barclays Bank PLC
5/10/06	4.80	545,000	544,998
BNP Paribas SA
10/30/06	4.81	160,000	160,000
11/8/06	4.93	110,000	110,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Canadian Imperial Bank of Commerce
4/18/06	4.83% (c)	$ 155,000	$ 155,000
4/24/06	4.78 (c)	230,000	230,000
Credit Suisse First Boston New York Branch
4/19/06	4.57 (c)	90,000	90,000
4/19/06	4.76 (c)	80,000	80,000
11/7/06	4.75	20,000	20,000
Deutsche Bank AG
6/5/06	4.80 (c)	155,000	155,000
2/5/07	4.90	105,000	105,000
DZ Bank AG Deutsche Genosbank
4/24/06	4.79	35,000	35,000
Eurohypo AG
5/2/06	4.88	85,000	85,000
5/8/06	4.90	35,000	35,000
6/29/06	4.72 (a)	87,000	87,000
Landesbank Hessen Thuringen
4/3/06	4.50	125,000	125,000
Mizuho Corporate Bank Ltd.
5/8/06	4.82	135,000	135,000
5/10/06	4.83	140,000	140,000
Skandinaviska Enskilda Banken AB
4/6/06	4.50 (c)	170,000	169,993
Sumitomo Mitsui Banking Corp.
4/10/06	4.69	17,000	17,000
4/17/06	4.75	33,000	33,000
4/20/06	4.77	27,000	27,000
4/21/06	4.80	27,000	27,000
4/24/06	4.80	21,000	21,000
4/28/06	4.82	28,000	28,000
5/4/06	4.81	82,000	82,000
Toronto Dominion Bank
4/7/06	3.86	65,000	65,000
4/18/06	3.92	75,000	75,000
Unicredito Italiano Spa
5/12/06	4.69 (c)	105,000	104,998
			3,181,989

TOTAL CERTIFICATES OF DEPOSIT			5,527,811

Commercial Paper 29.2%

Bavaria TRR Corp.
4/4/06	4.66	100,000	99,961
4/6/06	4.68	60,000	59,961
4/20/06	4.78	179,325	178,874
4/26/06	4.82	174,661	174,079
Capital One Multi Asset Execution Trust
4/12/06	4.70	20,900	20,870
5/15/06	4.81	60,000	59,650

See accompanying notes which are an integral part of the financial statements.

35 Annual Report

Money Market Portfolio
Investments - continued

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Charta LLC
4/19/06	4.66%	$ 150,000	$ 149,654
5/16/06	4.71	60,000	59,650
CIESCO LP
5/15/06	4.70	75,000	74,574
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/3/06	4.53	115,000	114,971
4/4/06	4.53	36,000	35,987
4/4/06	4.54	35,900	35,887
4/10/06	4.63	78,602	78,512
5/8/06	4.81	14,000	13,931
5/10/06	4.82	30,000	29,852
Citigroup Funding, Inc.
4/6/06	4.53	70,000	69,956
ConocoPhillips
5/3/06	4.85	8,000	7,966
5/23/06	4.95	4,000	3,972
6/19/06	5.02	10,000	9,891
Countrywide Financial Corp.
5/26/06	4.81	60,000	59,565
Credit Suisse First Boston New York Branch
4/3/06	4.61	290,000	289,926
Cullinan Finance Corp.
4/6/06	4.54 (b)	28,299	28,281
4/7/06	4.54 (b)	35,000	34,974
5/8/06	4.69 (b)	12,105	12,047
Danske Corp.
11/10/06	4.89	150,000	145,577
Emerald (MBNA Credit Card Master Note Trust)
4/3/06	4.64	95,000	94,976
4/4/06	4.52	95,000	94,965
4/12/06	4.63	20,000	19,972
5/4/06	4.81	193,137	192,291
5/11/06	4.71	39,000	38,799
5/30/06	4.81	20,000	19,844
FCAR Owner Trust
4/3/06	4.50	100,000	99,975
4/4/06	4.50	35,000	34,987
4/4/06	4.52	60,000	59,978
5/4/06	4.80	55,000	54,760
6/2/06	4.81	49,000	48,599
6/2/06	4.83	35,000	34,712
7/17/06	4.76	150,000	147,927
7/25/06	4.75	35,000	34,481
9/25/06	5.08	75,000	73,175
Giro Funding US Corp.
4/3/06	4.62	30,000	29,992
5/8/06	4.69	26,720	26,593
6/15/06	4.91	26,356	26,090

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Grampian Funding LLC
9/25/06	5.08%	$ 65,000	$ 63,418
HVB U.S. Finance, Inc.
4/10/06	4.55	65,000	64,927
Monument Gardens Funding
4/19/06	4.80	110,000	109,737
4/20/06	4.80	207,699	207,175
4/24/06	4.80	139,531	139,105
4/25/06	4.80	55,000	54,825
5/22/06	4.77	10,000	9,933
5/23/06	4.79	15,000	14,898
Motown Notes Program
4/5/06	4.66	111,500	111,443
4/7/06	4.64	60,000	59,954
4/10/06	4.56	25,000	24,972
4/10/06	4.69	50,000	49,942
5/2/06	4.68	12,000	11,952
5/5/06	4.71	65,000	64,715
5/8/06	4.84	15,000	14,926
5/17/06	4.85	15,000	14,908
6/5/06	4.87	35,000	34,696
Paradigm Funding LLC
4/4/06	4.64	164,657	164,594
4/5/06	4.67	77,000	76,960
Park Granada LLC
4/5/06	4.51	50,000	49,975
5/1/06	4.74	40,000	39,843
5/8/06	4.80	140,580	139,891
Park Sienna LLC
4/5/06	4.66	55,977	55,948
4/6/06	4.68	40,000	39,974
4/24/06	4.74	35,000	34,895
5/9/06	4.80	61,433	61,124
5/9/06	4.81	76,628	76,241
Sigma Finance, Inc.
4/18/06	4.70 (c)	200,000	199,984
Skandinaviska Enskilda Banken AB
4/28/06	4.79 (c)	125,000	125,000
Strand Capital LLC
4/10/06	4.57	10,000	9,989
5/10/06	4.70	15,000	14,925
5/10/06	4.71	15,000	14,924
5/15/06	4.73	15,000	14,914
9/25/06	5.09	165,000	160,976
Stratford Receivables Co. LLC
4/5/06	4.64	30,000	29,985
4/10/06	4.65	59,783	59,714
4/12/06	4.68	85,000	84,879
4/13/06	4.69	10,000	9,984
4/18/06	4.68	60,000	59,869
4/19/06	4.71	80,000	79,812

See accompanying notes which are an integral part of the financial statements.

Annual Report 36

Commercial Paper continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Stratford Receivables Co. LLC – continued
5/4/06	4.83%	$ 30,000	$ 29,868
5/8/06	4.81	55,000	54,730
5/10/06	4.81	58,061	57,760
5/12/06	4.84	35,000	34,808
5/15/06	4.79	63,544	63,175
White Pine Finance LLC
4/3/06	4.58 (b)(c)	74,000	73,998
TOTAL COMMERCIAL PAPER			5,950,949

U.S. Treasury Obligations 0.4%

U.S. Treasury Bills – 0.4%
8/3/06	4.50	88,980	87,631

Bank Notes 0.1%

M&I Marshall & Ilsley Bank
4/18/06	4.73 (c)	15,000	15,000

Master Notes 2.1%

Goldman Sachs Group, Inc.
4/11/06	4.78 (c)(e)	206,000	206,000
5/30/06	4.85 (c)(e)	221,000	221,000
TOTAL MASTER NOTES			427,000

Medium Term Notes 20.4%

AIG Matched Funding Corp.
4/3/06	4.54 (c)	70,000	70,000
4/11/06	4.57 (c)	70,000	70,000
4/23/06	4.62 (c)	75,000	75,000
6/15/06	4.93 (c)	85,000	85,000
Allstate Life Global Funding II
4/10/06	4.71 (b)(c)	25,000	25,000
4/18/06	4.77 (b)(c)	20,000	20,000
4/18/06	4.81 (b)(c)	25,000	25,000
4/27/06	4.81 (b)(c)	11,000	11,000
Australia & New Zealand Banking Group Ltd.
4/24/06	4.78 (b)(c)	44,000	44,000
Bayerische Landesbank Girozentrale
4/18/06	4.58 (c)	115,000	115,000
5/19/06	4.78 (c)	155,000	155,000
BMW U.S. Capital LLC
4/18/06	4.72 (c)	19,000	19,000
Commonwealth Bank of Australia
4/24/06	4.78 (c)	41,000	41,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Countrywide Bank, Alexandria Virginia
4/18/06	4.76% (c)	$ 44,000	$ 43,998
Cullinan Finance Corp.
4/7/06	4.63 (b)(c)	75,000	74,986
4/18/06	4.71 (b)(c)	45,000	44,998
4/25/06	4.78 (b)(c)	25,000	24,998
Eli Lilly Services, Inc.
4/3/06	4.60 (b)(c)	40,000	40,000
GE Capital Assurance Co.
4/3/06	4.71 (c)(e)	40,000	40,000
General Electric Capital Corp.
4/7/06	4.69 (c)	200,000	200,000
HBOS Treasury Services PLC
5/22/06	4.84 (b)(c)	18,000	18,005
6/26/06	5.00 (c)	150,000	150,000
HSBC Finance Corp.
4/6/06	4.65 (c)	250,000	250,000
4/24/06	4.84 (c)	51,000	51,000
HSBC USA, Inc.
4/18/06	4.73 (c)	100,000	100,000
HSH Nordbank AG
4/24/06	4.80 (b)(c)	54,000	54,000
ING USA Annuity & Life Insurance Co.
6/26/06	5.03 (c)(e)	30,000	30,000
Links Finance LLC
4/18/06	4.70 (b)(c)	80,000	79,992
4/19/06	4.73 (b)(c)	80,000	79,991
6/23/06	4.87 (b)(c)	65,000	64,994
MBIA Global Funding LLC
4/18/06	4.56 (b)(c)	23,000	23,000
Merrill Lynch & Co., Inc.
4/4/06	4.72 (c)	37,000	37,029
4/18/06	4.73 (c)	82,000	82,000
Metropolitan Life Insurance Co.
4/6/06	4.67 (b)(c)	40,994	40,994
Morgan Stanley
4/3/06	4.66 (c)	150,000	150,000
4/3/06	4.91 (c)	25,000	25,000
4/4/06	4.72 (c)	40,000	40,000
4/18/06	4.78 (c)	57,000	57,000
4/27/06	4.89 (c)	107,000	107,003
Nationwide Building Society
6/28/06	5.02 (b)(c)	20,000	20,010
Nordea Bank AB
4/9/06	4.68 (b)(c)	50,000	50,000
4/11/06	4.70 (b)(c)	45,000	45,004
Northern Rock PLC
4/5/06	4.66 (b)(c)	45,000	45,000
Pacific Life Global Funding
4/4/06	4.68 (b)(c)	25,000	25,000

See accompanying notes which are an integral part of the financial statements.

37 Annual Report

Money Market Portfolio
Investments - continued

Medium Term Notes continued
Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)
Pacific Life Global Funding – continued
4/13/06	4.74% (c)	$ 10,000	$ 10,000
RACERS
4/24/06	4.79 (b)(c)	170,000	170,000
Royal Bank of Canada
4/10/06	4.73 (c)	20,000	20,000
Royal Bank of Scotland PLC
4/21/06	4.75 (b)(c)	100,000	100,000
SBC Communications, Inc.
6/5/06	3.96 (b)	34,640	34,662
Security Life of Denver Insurance Co.
5/30/06	4.89 (c)(e)	20,000	20,000
SLM Corp.
9/30/06	4.74	25,000	24,832
Travelers Insurance Co.
7/1/06	4.92 (c)(e)	30,000	30,000
Verizon Global Funding Corp.
6/15/06	5.02 (b)(c)	272,000	272,000
Wachovia Asset Securitization Issuance LLC
4/25/06	4.81 (b)(c)	15,002	15,002
Washington Mutual Bank FA
4/18/06	4.73 (c)	24,000	24,000
4/24/06	4.79 (c)	60,000	60,000
Washington Mutual Bank, California
4/27/06	4.62 (c)	100,000	100,000
5/31/06	4.74 (c)	94,000	94,000
6/20/06	4.91 (c)	81,000	81,000
7/26/06	4.98 (c)	100,000	99,998
WestLB AG
4/10/06	4.74 (b)(c)	58,000	58,000
6/30/06	4.99 (b)(c)	59,000	59,000
Westpac Banking Corp.
6/12/06	4.93 (c)	40,000	40,000
TOTAL MEDIUM-TERM NOTES			4,161,496

Short Term Notes 3.0%

Hartford Life Insurance Co.
6/1/06	4.97 (c)(e)	65,000	65,000
Jackson National Life Insurance Co.
4/1/06	4.67 (c)(e)	47,000	47,000
Metropolitan Life Insurance Co.
4/3/06	4.65 (c)(e)	65,000	65,000
4/28/06	4.89 (b)(c)	25,000	25,000
Monumental Life Insurance Co.
4/3/06	4.77 (c)(e)	36,000	36,000
4/3/06	4.80 (c)(e)	55,000	55,000

Due	Annualized Yield at	Principal	Value (Note 1)
Date	Time of Purchase	Amount (000s)	(000s)

New York Life Insurance Co.
4/3/06	4.66% (c)(e)	$ 215,000	$ 215,000
Transamerica Occidental Life Insurance Co.
5/2/06	4.85 (c)(e)	95,000	95,000

TOTAL SHORT TERM NOTES			603,000

Asset Backed Securities 0.1%

Wind Trust
2/25/07	4.82 (b)(c)	19,000	19,000

Municipal Securities 0.1%

California Statewide Cmntys. Dev.
Auth. Rev. TRAN Series C4,
3.93% 6/30/06		28,000	28,000

Repurchase Agreements 17.8%

		Maturity
		Amount (000s)

In a joint trading account
(Collateralized by U.S. Government
Obligations dated 3/31/06 due
4/3/06 At 4.85%)		$ 3,758	3,756
With:
Banc of America Securities LLC At
4.92%, dated 3/31/06 due
4/3/06 (Collateralized by
Mortgage Loan Obligations valued
at $561,750,001, 0% 7.18%,
2/25/08 – 7/10/39)		535,219	535,000
Citigroup Global Markets, Inc. At:
4.94%, dated 3/31/06 due
4/3/06 (Collateralized by
Mortgage Loan Obligations
valued at $595,350,001,
5.35%, 8/25/35)		567,233	567,000
4.98%, dated 3/31/06 due
4/3/06 (Collateralized by
Corporate Obligations valued at
$79,800,000, 5.39% 11.13%,
10/15/09 – 8/15/31)		76,032	76,000
Credit Suisse First Boston, Inc. At
4.97%, dated 3/31/06 due
4/3/06 (Collateralized by
Mortgage Loan Obligations valued
at $528,153,682, 0% 9.25%,
2/15/10 – 3/6/51)		503,208	503,000
Deutsche Bank Securities, Inc. At
5.01%, dated 3/31/06 due
4/3/06 (Collateralized by
Mortgage Loan Obligations
valued at $592,200,001,
4.89%, 1/25/46)		564,235	564,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 38

Repurchase Agreements continued

	Maturity	Value (Note 1)
	Amount (000s)	(000s)

With: continued
Goldman Sachs & Co. At 4.98%,
dated:
2/22/06 due 5/23/06
(Collateralized by Mortgage
Loan Obligations valued at
$331,500,001, 0.29% 9.32%,
7/15/09 8/28/46) (c)(d)	$ 329,046	$ 325,000
3/31/06 due 4/3/06
(Collateralized by Corporate
Obligations valued at
$242,550,921, 0% 8.5%,
6/15/06 – 11/30/35)	231,096	231,000
Lehman Brothers, Inc. At:
4.9%, dated 3/31/06 due 4/3/06
(Collateralized by Mortgage
Loan Obligations valued at
$579,600,025, 0% 18%,
6/25/08 – 7/15/56)	552,225	552,000
5%, dated 3/31/06 due 4/3/06
(Collateralized by Corporate
Obligations valued at
$274,053,951, 0% 10.75%,
4/10/06 – 12/15/65)	261,109	261,000

TOTAL REPURCHASE AGREEMENTS		3,617,756

TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $20,447,651)		20,447,651

NET OTHER ASSETS (0.3)%		(66,339)

NET ASSETS 100%		$ 20,381,312

Security Type Abbreviation
TRAN — TAX AND REVENUE ANTICIPATION NOTE

Legend

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,757,936,000 or 8.6% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$1,125,000,000 or 5.5% of net assets.

Additional information on each holding is as follows:

	Acquisition	Cost
Security	Date	(000s)
GE Capital Assurance Co.
4.71%, 4/3/06	4/1/05	$ 40,000
Goldman Sachs Group, Inc.:
4.78%, 4/11/06	10/11/05	$ 206,000
4.85%, 5/30/06	8/26/04	$ 221,000
Hartford Life Insurance Co.
4.97%, 6/1/06	12/16/03	$ 65,000
ING USA Annuity & Life Insurance Co.
5.03%, 6/26/06	6/23/05	$ 30,000
Jackson National Life Insurance Co.
4.67%, 4/1/06	3/31/03	$ 47,000
Metropolitan Life Insurance Co.
4.65%, 4/3/06	3/26/02	$ 65,000
Monumental Life Insurance Co.:	7/31/98 -
4.77%, 4/3/06	9/17/98	$ 36,000
4.80%, 4/3/06	3/12/99	$ 55,000
New York Life Insurance Co.	2/28/02 -
4.66%, 4/3/06	12/19/02	$ 215,000
Security Life of Denver Insurance Co.
4.89%, 5/30/06	8/26/05	$ 20,000
Transamerica Occidental Life
Insurance Co. 4.85%, 5/2/06	4/28/00	$ 95,000
Travelers Insurance Co.
4.92%, 7/1/06	3/31/06	$ 30,000

Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $3,944,000 of which $414,000, $535,000, $517,000 and $2,478,000 will expire on March 31, 2011, 2012, 2013 and 2014, respectively.

See accompanying notes which are an integral part of the financial statements.

39 Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		March 31, 2006

Assets
Investment in securities, at value
(including repurchase agreements
of $3,617,756) — See
accompanying schedule:
Unaffiliated issuers
(cost $20,447,651)		$ 20,447,651
Cash		2,848
Receivable for investments sold		30,000
Receivable for fund shares sold		34,340
Interest receivable		65,600
Prepaid expenses		50
Receivable from investment adviser
for expense reductions		736
Other affiliated receivables		121
Total assets		20,581,346

Liabilities
Payable for investments purchased	$ 161,930
Payable for fund shares redeemed	13,016
Distributions payable	20,668
Accrued management fee	3,379
Distribution fees payable	270
Other affiliated payables	684
Other payables and accrued
expenses	87
Total liabilities		200,034

Net Assets		$ 20,381,312
Net Assets consist of:
Paid in capital		$ 20,385,475
Distributions in excess of net invest-
ment income		(126)
Accumulated undistributed net real-
ized gain (loss) on investments		(4,037)
Net Assets		$ 20,381,312
Class I:
Net Asset Value, offering price and
redemption price per share
($18,847,676 ÷ 18,850,387
shares)		$ 1.00
Class II:
Net Asset Value, offering price and
redemption price per share
($318,779 ÷ 318,855 shares)		$ 1.00
Class III:
Net Asset Value, offering price and
redemption price per share
($1,073,755 ÷ 1,074,295
shares)		$ 1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($141,102 ÷ 141,126 shares)		$ 1.00

Statement of Operations
Amounts in thousands		Year ended March 31, 2006

Investment Income
Interest (including $41 from
affiliated interfund lending)			$ 612,797

Expenses
Management fee		$ 31,624
Transfer agent fees		2,484
Distribution fees		2,799
Accounting fees and expenses		1,122
Independent trustees’ compensation		65
Appreciation in deferred trustee
compensation account		7
Custodian fees and expenses		215
Registration fees		243
Audit		108
Legal		35
Miscellaneous		145
Total expenses before reductions	.	38,847
Expense reductions		(7,731)	31,116

Net investment income			581,681
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers			(83)
Net increase in net assets resulting
from operations			$ 581,598

See accompanying notes which are an integral part of the financial statements.

Annual Report 40

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
Amounts in thousands				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$ 581,681	$ 266,931
Net realized gain (loss)				(83)	(2,674)
Net increase in net assets resulting from operations				581,598	264,257
Distributions to shareholders from net investment income				(581,650)	(267,263)
Share transactions - net increase (decrease)				7,882,458	(7,217,115)
Total increase (decrease) in net assets				7,882,406	(7,220,121)

Net Assets
Beginning of period				12,498,906	19,719,027
End of period (including distributions in excess of net investment income of $126 and distributions in excess of net
investment income of $157, respectively)				$ 20,381,312	$ 12,498,906

Financial Highlights Class I
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	036	.016	.010	.016	.032
Distributions from net investment income	(.036)	(.016)	(.010)	(.016)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.69%	1.58%	1.03%	1.59%	3.20%
Ratios to Average Net AssetsB
Expenses before reductions	23%	.23%	.23%	.22%	.23%
Expenses net of fee waivers, if any	18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	18%	.18%	.18%	.18%	.18%
Net investment income	3.71%	1.50%	1.03%	1.58%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 18,848	$ 11,389	$ 18,841	$ 16,325	$ 17,038

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

41 Annual Report

Financial Highlights Class II
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	035	.014	.009	.014	.030
Distributions from net investment income	(.035)	(.014)	(.009)	(.014)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.53%	1.43%	.88%	1.46%	3.04%
Ratios to Average Net AssetsB
Expenses before reductions	38%	.38%	.38%	.38%	.37%
Expenses net of fee waivers, if any	33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	33%	.33%	.33%	.33%	.33%
Net investment income	3.56%	1.35%	.87%	1.43%	2.89%
Supplemental Data
Net assets, end of period (in millions)	$ 319	$ 168	$ 260	$ 206	$ 376

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights Class III
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	034	.013	.008	.013	.029
Distributions from net investment income	(.034)	(.013)	(.008)	(.013)	(.029)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	3.43%	1.33%	.78%	1.34%	2.94%
Ratios to Average Net AssetsB
Expenses before reductions	48%	.48%	.48%	.48%	.48%
Expenses net of fee waivers, if any	43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	43%	.43%	.43%	.43%	.43%
Net investment income	3.46%	1.25%	.77%	1.33%	2.88%
Supplemental Data
Net assets, end of period (in millions)	$ 1,074	$ 926	$ 456	$ 439	$ 784

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.
Annual Report	42

Financial Highlights Select Class
Years ended March 31,	2006	2005	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	036	.015	.010	.015	.004
Distributions from net investment income	(.036)	(.015)	(.010)	(.015)	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	3.64%	1.53%	.98%	1.54%	.38%
Ratios to Average Net AssetsE
Expenses before reductions	29%	.28%	.28%	.28%	.27%A
Expenses net of fee waivers, if any	23%	.23%	.23%	.23%	.23%A
Expenses net of all reductions	23%	.23%	.23%	.23%	.23%A
Net investment income	3.66%	1.45%	.98%	1.53%	1.90%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 141,102	$ 16,279	$ 161,505	$ 24,271	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimburse ments or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

43 Annual Report

Tax-Exempt Portfolio
Investment Changes

Maturity Diversification
Days	% of fund’s	% of fund’s	% of fund’s
	investments	investments	investments
	3/31/06	9/30/05	3/31/05
0 – 30	91.0	91.9	93.6
31 – 90	0.6	0.8	1.8
91 – 180	6.1	0.4	3.3
181 – 397	2.3	6.9	1.3
Weighted Average Maturity
	3/31/06	9/30/05	3/31/05
Tax Exempt Portfolio	20 Days	27 Days	14 Days
All Tax Free Money Market Funds Average*	23 Days	28 Days	26 Days

*Source: iMoneyNet, Inc.

Annual Report 44

Tax-Exempt Portfolio

Investments March 31, 2006

Showing Percentage of Net Assets

Municipal Securities 98.8%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Alabama 1.8%
Alabama Gen. Oblig. Participating
VRDN Series MS 668, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	$ 6,623	$ 6,623
Birmingham Spl. Care Facilities Auth.
Rev. Participating VRDN Series AAB
20, 3.21% (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	17,190	17,190
Health Care Auth. for Baptist Health
Series A2, 3.18% (MBIA Insured),
VRDN (b)	50,000	50,000
Jefferson County Swr. Rev.:
Participating VRDN Series MS 00
397, 3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	8,545	8,545
Series 2002 C2, 3.15% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	7,300	7,300
Series 2003 B7, 3.19% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	6,000	6,000
Mobile Indl. Dev. Board Poll. Cont. Rev.
(Alabama Pwr. Co. Proj.) Series C,
3.22%, VRDN (b)	12,000	12,000
Montgomery AlaHA Spl. Care Facilities
Fing. Auth. Prog. Rev. (Mizell Memorial
Hosp. Proj.) 3.21%, LOC AmSouth
Bank NA, Birmingham, VRDN (b)	5,935	5,935
Tuscaloosa Spl. Care Facilities Fing. Auth.
Residential Care Family Mortgage Rev.
(Capstone Village Proj.) Series C,
3.19%, LOC BNP Paribas SA,
VRDN (b)	19,750	19,750
		133,343

Alaska – 0.6%
Alaska Hsg. Fin. Corp. Participating
VRDN:
Series BA 97 F, 3.27% (Liquidity
Facility Bank of America NA) (b)(d)	1,160	1,160
Series DB 131, 3.21% (Liquidity
Facility Deutsche Bank AG) (b)(d)	4,920	4,920
Series DB 162, 3.21% (Liquidity
Facility Deutsche Bank AG) (b)(d)	12,045	12,045
Series PA 1298, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,000	5,000
Valdez Marine Term. Rev. (BP Pipelines,
Inc. Proj.):
Series 2003 A, 3.19%, VRDN (b)	9,650	9,650
Series B, 3.19%, VRDN (b)	13,300	13,300
		46,075

Arizona 1.5%
ABN AMRO Muni. Tops Ctfs. Trust
Participating VRDN SAeries AAB 05
54, 3.2% (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	13,785	13,785

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Arizona School Facilities Board Ctfs. of
Prtn. Participating VRDN Series IXIS 05
5, 3.21% (Liquidity Facility CDC
Fin. CDC IXIS) (b)(d)	$ 15,115	$ 15,115
Arizona Tourism & Sports Auth. Tax Rev.
Participating VRDN Series Putters 690,
3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	3,530	3,530
Arizona Trans. Board Hwy. Rev.
Participating VRDN Series ROC II
R1038, 3.21% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	4,130	4,130
Eclipse Fdg. Trust Participating VRDN
Series Solar 06 23, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	13,400	13,400
Phoenix Civic Impt. Corp. District Rev.
Participating VRDN Series PZ 85,
3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,325	6,325
Phoenix Gen. Oblig. Participating VRDN
Series PT 1436, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	95	95
Phoenix Indl. Dev. Auth. Govt. Office
Lease Rev. Participating VRDN Series
Putters 1119, 3.21% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	4,120	4,120
Phoenix Indl. Dev. Auth. Multi family Hsg.
Rev. (Paradise Lakes Apt. Proj.) Series
1995, 3.22%, LOC Bank of America
NA, VRDN (b)	18,000	18,000
Salt River Proj. Agric. Impt. & Pwr. District
Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	1,645	1,645
Series SG 03 160, 3.21% (Liquidity
Facility Societe Generale) (b)(d) .	18,600	18,600
Series 1997 A, 3.18% 4/7/06, CP	10,075	10,075
Sun Devil Energy Ctr. LLC Rev. (Arizona
State Univ. Proj.) 3.2% (FGIC Insured),
VRDN (b)	5,000	5,000
		113,820

Arkansas 0.1%
Arkansas Hosp. Equip. Fin. Auth. (Baptist
Health Proj.) Series 1995, 3.22%
(MBIA Insured), VRDN (b)	1,950	1,950
Eclipse Fdg. Trust Participating VRDN
Series Solar 06 26, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	6,375	6,375
		8,325

See accompanying notes which are an integral part of the financial statements.

45 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
California 2.1%
California Dept. of Wtr. Resources Pwr.
Supply Rev. Subseries F2, 3.17%, LOC
JPMorgan Chase Bank, LOC Societe
Generale, VRDN (b)	$ 35,000	$ 35,000
California Gen. Oblig. Series 2005 B
Subseries B1, 3.14%, LOC Bank of
America NA, VRDN (b)	10,700	10,700
Garden Grove Agcy. Cmnty. Dev. Tax
Allocation Rev. Participating VRDN
Series PT 1979, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	7,835	7,835
Los Angeles Dept. of Wtr. & Pwr. Rev.
Participating VRDN Series EGL
7053026 Class A, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	35,000	35,000
Los Angeles Wastewtr. Sys. Rev.
Participating VRDN Series EGL
7053003 Class A, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	22,000	22,000
M S R Pub. Pwr. Agcy. San Juan Proj.
Rev. Participating VRDN ROC II R335,
3.2% (Liquidity Facility Citibank
NA) (b)(d)	7,500	7,500
Pajaro Valley Unified School District
Participating VRDN Series PA 1182,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,290	4,290
Sacramento Muni. Util. District Elec. Rev.
Participating VRDN Series EGL
7050048 Class A, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	5,925	5,925
San Francisco City & County Pub. Util.
Commission Wtr. Rev. Participating
VRDN Series ROC II R530, 3.2%
(Liquidity Facility Citibank NA) (b)(d)	11,455	11,455
San Jose Unified School District, Santa
Clara County Participating VRDN
Series EGL 7050049 Class A, 3.2%
(Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
South Orange County Pub. Fing. Auth.
Spl. Tax Rev. Participating VRDN Series
PT 3283, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	8,105	8,105
Yosemite Cmnty. College District
Participating VRDN Series EGL
7050047 Class A, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	5,840	5,840
		158,650

Colorado 3.2%
Adams & Arapahoe Counties Joint
School District #28J Aurora
Participating VRDN Series PT 3667,
3.21% (Liquidity Facility DEPFA BANK
PLC) (b)(d)	10,390	10,390
Arapahoe Park & Recreation District
Participating VRDN Series PT 1677,
3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	1,600	1,600

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Centerra Metropolitan District No. 1 Rev.
3.2%, LOC BNP Paribas SA, VRDN (b)	$ 12,000	$ 12,000
Colorado Ed. Ln. Prog. TRAN Series B,
6.25% 8/7/06	42,200	42,581
Colorado Health Facilities Auth.
Retirement Hsg. Rev. Participating
VRDN Series TOC 06 Z2, 3.24%
(Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	5,100	5,100
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series PA 02
1094, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	6,805	6,805
(Boulder Cmnty. Hosp. Proj.) Series
2000, 3.32%, LOC JPMorgan
Chase Bank, VRDN (b)	18,500	18,500
Colorado Hsg. & Fin. Auth. Bonds Series
A5 Class 1, 3.43% 1/3/07	25,200	25,200
Colorado Springs Utils. Rev. Participating
VRDN:
Series SGA 88, 3.2% (Liquidity Facility
Societe Generale) (b)(d)	17,000	17,000
Series SGB 28, 3.21% (Liquidity
Facility Societe Generale) (b)(d)	12,000	12,000
Colorado State Dept. of Corrections
Certificates of Participation
Participating VRDN Series Putters
1252, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	5,660	5,660
Colorado Wtr. Resources and Pwr. Dev.
Auth. Wastewtr. Rev. Participating
VRDN Series PT 2781, 3.21% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	14,170	14,170
Commerce City Northern Infrastruscture
Gen. Impt. District 3.2%, LOC U.S.
Bank NA, Minnesota, VRDN (b)	5,000	5,000
Dawson Ridge Metropolitan District # 1
Participating VRDN Series TOC 06
Z12, 3.24% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	12,880	12,880
Denver City & County Arpt. Rev.
Participating VRDN:
Series Merlots 97 Q, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	12,660	12,660
Series MS 00 425, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	8,995	8,995
Series Stars 104, 3.21% (Liquidity
Facility BNP Paribas SA) (b)(d)	5,530	5,530
Jefferson County School District #R1
Participating VRDN Series PT 2716,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,285	5,285
Mesa County Valley School District #051,
Grand Junction Participating VRDN
Series PT 2456, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	7,660	7,660

See accompanying notes which are an integral part of the financial statements.

Annual Report 46

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Colorado – continued
Reg’l. Trans. District Sales Tax Rev.
Participating VRDN Series MS 01 679,
3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 6,915	$ 6,915
Southern Ute Indian Tribe of Southern Ute
Indian Reservation 3.22%, VRDN (b) .	3,500	3,500
		239,431

Delaware 0.3%
Wilmington Adjustable Rate Demand
Rev. (Delaware Art Museum, Inc. Proj.)
3.22%, LOC Allied Irish Banks PLC,
VRDN (b)	20,650	20,650
District Of Columbia – 1.2%
District of Columbia Gen. Oblig.:
Participating VRDN:
Series PT 852, 3.21% (Liquidity
Facility Landesbank
Hessen Thuringen) (b)(d)	10,910	10,910
Series ROC II 99 10, 3.21%
(Liquidity Facility Citibank
NA) (b)(d)	3,965	3,965
TRAN 4% 9/29/06	54,500	54,687
District of Columbia Hsg. Fin. Auth. Cap.
Prog. Rev. Participating VRDN Series
PT 2780, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,515	5,515
District of Columbia Rev. (DC Preparatory
Academy Proj.) 3.22%, LOC
Manufacturers & Traders Trust Co.,
VRDN (b)	5,500	5,500
District of Columbia Wtr. & Swr. Auth.
Participating VRDN Series PA 612,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,320	5,320
		85,897

Florida – 6.2%
Deltona Util. Sys. Rev. Participating
VRDN Series PT 2026, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,225	5,225
Florida Board of Ed. Cap. Outlay
Participating VRDN:
Series EGL 01 902, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	23,360	23,360
Series EGL 01 905, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,630	5,630
Series EGL 7050031 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	4,600	4,600
Series ROC II R344, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	3,540	3,540
Florida Board of Ed. Lottery Rev.
Participating VRDN:
Series EGL 00 904 Class A, 3.21%
(Liquidity Facility Citibank NA, New
York) (b)(d)	5,000	5,000

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series EGL 01 904, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	$ 23,375	$ 23,375
Series EGL 01 906 Class A, 3.21%
(Liquidity Facility Citibank NA, New
York) (b)(d)	3,000	3,000
Series MS 01 570, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	13,455	13,455
Florida Board of Ed. Pub. Ed.
Participating VRDN Series ROC II
R6037, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	2,985	2,985
Florida Gen. Oblig.:
Bonds Series Merlots 05 A22, 3.35%,
tender 11/14/06 (Liquidity Facility
Wachovia Bank NA) (b)(d)(e)	33,975	33,975
Participating VRDN Series ROC II
R1001 3.21% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	7,530	7,530
Highlands County Health Facilities Auth.
Rev. (Adventist Health Sys./Sunbelt
Obligated Group Proj.) Series C,
3.19%, VRDN (b)	19,300	19,300
Hollywood Gen. Oblig. Bonds Series
Putters 934, 3.6%, tender 8/24/06
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)(e)	6,365	6,365
Hollywood Wtr. & Swr. Rev. Participating
VRDN Series ROC II R4055, 3.21%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	2,750	2,750
Jacksonville Hsg. Fin. Auth. Multi family
Hsg. Rev. (Augustine Apts. Proj.)
3.19%, LOC Fannie Mae, VRDN (b)	3,335	3,335
Jacksonville Poll. Cont. Rev. (Florida Pwr.
& Lt. Co. Proj.) 3.25%, VRDN (b)	23,250	23,250
JEA Elec. Sys. Rev. Participating VRDN
Series PA 1068, 3.22% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,620	5,620
Martin County Poll. Cont. Rev. (Florida
Pwr. & Lt. Co. Proj.) Series 2000,
3.18%, VRDN (b)	11,150	11,150
Miami Dade County Cap. Asset
Acquisition Participating VRDN Series
PT 3268, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	12,000	12,000
Miami Dade County Edl. Facilities Auth.
Rev. Participating VRDN Series SG
176, 3.21% (Liquidity Facility Societe
Generale) (b)(d)	19,000	19,000
Miami Dade County Gen. Oblig.
Participating VRDN Series PT 3376,
3.21% (Liquidity Facility DEPFA BANK
PLC) (b)(d)	2,865	2,865
Miami Dade County Health Facilities
Auth. Hosp. Rev. Participating VRDN
Series PT 721, 3.21% (Liquidity Facility
BNP Paribas SA) (b)(d)	9,300	9,300

See accompanying notes which are an integral part of the financial statements.

47 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Florida – continued
Miami Dade County Pub. Svc. Tax Rev.
Participating VRDN Series MSTC 02
9043, 3.23% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	$ 3,160	$ 3,160
Miami Dade County Wtr. & Swr. Rev.
3.17% (FSA Insured), VRDN (b)	48,000	48,000
Orange County Sales Tax Rev.
Participating VRDN:
Series PT 1557, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,675	9,675
Series Putters 717, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	1,960	1,960
Orange County School Board Ctfs. of
Prtn. Bonds Series ROC II R 2182,
3.45%, tender 8/10/06 (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)(e)	3,435	3,435
Orange County Tourist Dev. Tax Rev.
Participating VRDN Series MS 817,
3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	7,315	7,315
Orlando & Orange County Expressway
Auth. Rev. Subseries 2005 D, 3.14%
(AMBAC Insured), VRDN (b)	22,440	22,440
Palm Beach County Rev. (Morse Oblig.
Group Proj.) 3.19%, LOC Key Bank
NA, VRDN (b)	10,000	10,000
Pasco County Indl. Dev. Rev. (Academy
Lakes Day School Proj.) 3.23%, LOC
Bank of America NA, VRDN (b)	1,955	1,955
Peace River/Manasota Reg’l. Wtr. Supply
Auth. Rev. Participating VRDN Series
EGL 06 33 Class A, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	6,270	6,270
Polk County Util. Sys. Rev. Participating
VRDN Series EGL 720050022
Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	9,705	9,705
St. Johns County Ponte Vedra Utils. Sys.
Rev. Participating VRDN Series PT
3378, 3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	6,610	6,610
Sunshine State Govt. Fing. Commission
Rev.:
Series A, 3.51% 8/2/06 (AMBAC
Insured) (FGIC Insured), CP	33,700	33,700
Series D, 3.51% 8/2/06 (FGIC
Insured) (AMBAC Insured), CP	14,505	14,505

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series I, 3.51% 8/2/06
(CIFG North America Insured)
(AMBAC Insured), CP	$ 28,250	$ 28,250
Tampa Bay Wtr. Util. Sys. Rev.
Participating VRDN Series BA 01 N,
3.25% (Liquidity Facility Bank of
America NA) (b)(d)	5,200	5,200
		458,790

Georgia – 2.1%
Athens Clarke County Unified Govt. Dev.
Auth. Rev. (Univ. of Georgia Athletic
Assoc. Proj.) Series B, 3.18%, LOC
Bank of America NA, VRDN (b)	12,250	12,250
Atlanta Arpt. Passenger Facilities Charge
Rev. Participating VRDN Series EGL
7053030 Class A, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	11,400	11,400
Atlanta Arpt. Rev.:
Participating VRDN:
Series EGL 00 1003 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	10,000	10,000
Series MS 00 375, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	14,345	14,345
Series 2005 B2, 3.12% 4/6/06, LOC
Bayerische Landesbank (UNGTD),
LOC Cr. Agricole SA, CP	10,000	10,000
Atlanta Wtr. & Wastewtr. Rev.
Participating VRDN Series EGL
720050009 Class A, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	6,000	6,000
Carrollton Payroll Dev. Auth. Rev.
Participating VRDN Series PT 2468,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,260	5,260
College Park Bus. & Indl. Dev. Auth.
Participating VRDN Series PT 3301,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	12,740	12,740
DeKalb County Hosp. Auth. Rev. (DeKalb
Med. Ctr. Proj.) 3.18%, LOC SunTrust
Banks, Inc., VRDN (b)	8,000	8,000
Eclipse Fdg. Trust Participating VRDN
Series Solar 06 24, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	4,500	4,500
Georgia Gen. Oblig. Participating VRDN
Series EGL 01 1001, 3.21% (Liquidity
Facility Citibank NA, New York) (b)(d)	10,580	10,580
Georgia Muni. Elec. Auth. Pwr. Rev.
Participating VRDN Series Macon 04
E, 3.25% (Liquidity Facility Bank of
America NA) (b)(d)	6,810	6,810
Georgia Muni. Gas Auth. Rev. (Gas
Portfolio II Proj.) Series B, 3.2%, LOC
Wachovia Bank NA, LOC JPMorgan
Chase Bank, VRDN (b)	32,000	32,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 48

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Georgia – continued
Metropolitan Atlanta Rapid Transit Series
2004 B, 3.51% 8/10/06, LOC Dexia
Cr. Local de France, CP	$ 3,900	$ 3,900
Putnam County Dev. Auth. Poll. Cont. Rev.
Bonds (Georgia Pwr. Co. Plant Proj.)
First Series 1997, 2.83%, tender
5/5/06 (b)	9,200	9,200
		156,985

Hawaii 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 738, 3.2% (Liquidity Facility
Morgan Stanley) (b)(d)	11,705	11,705
Series ROC II R153, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	3,300	3,300
Honolulu City & County Gen. Oblig.
Participating VRDN Series Putters
1176, 3.21% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	3,410	3,410
		18,415

Illinois – 7.3%
Champaign County Cmnty. Unit School
District #116 Urbana Participating
VRDN Series Floaters 01 669, 3.2%
(Liquidity Facility Morgan
Stanley) (b)(d)	7,105	7,105
Champaign County Gen. Oblig.
Participating VRDN Series Putters 887,
3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	5,450	5,450
Chicago Board of Ed.:
Participating VRDN:
Series BA 96 BB, 3.27% (Liquidity
Facility Bank of America
NA) (b)(d)	9,000	9,000
Series Merlots 97 E, 3.21%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	8,700	8,700
Series MSDW 01 467, 3.2%
(Liquidity Facility Morgan
Stanley) (b)(d)	3,000	3,000
Series TOC 05 Z8, 3.24% (Liquidity
Facility Goldman Sachs Group,
Inc.) (b)(d)	7,850	7,850
Series TOC 06 Z11, 3.24%
(Liquidity Facility Goldman Sachs
Group, Inc.) (b)(d)	3,300	3,300
Series 2005 D2, 3.17% (CIFG North
America Insured), VRDN (b)	42,955	42,955
Series C1, 3.18% (FSA Insured),
VRDN (b)	5,950	5,950
Chicago Gen. Oblig. Participating
VRDN:
Series EGL 06 01 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	7,150	7,150
Series MS 00 426, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	8,795	8,795

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series MS 1026, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	$ 5,100	$ 5,100
Series PA 643R, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,895	5,895
Series PT 2356, 3.21% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	9,495	9,495
Series Putters 1050, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	3,795	3,795
Chicago O’Hare Int’l. Arpt. Rev.
Participating VRDN:
Series DB 188, 3.21% (Liquidity
Facility Deutsche Bank AG) (b)(d)	8,730	8,730
Series EGL 06 20 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	33,935	33,935
Series EGL 06 56 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	6,445	6,445
Series MACN 06 A, 3.21% (Liquidity
Facility Bank of America NA) (b)(d)	6,330	6,330
Series PT 3334, 3.21% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	11,490	11,490
Series PT 3356, 3.21% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	9,705	9,705
Series ROC II R494, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	10,900	10,900
Chicago Park District Participating VRDN
Series PT 3195, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,880	5,880
Chicago Pub. Bldg. Commission Bldg.
Rev. Participating VRDN Series PT
1835, 3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	5,950	5,950
Chicago Sales Tax Rev. 3.22% (FGIC
Insured), VRDN (b)	7,600	7,600
Chicago Skyway Toll Bridge Rev.
Participating VRDN Series EGL 01
1304, 3.21% (Liquidity Facility Citibank
NA, New York) (b)(d)	3,000	3,000
Chicago Wtr. Rev. Participating VRDN
Series Merlots 00 TT, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d)	5,200	5,200
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 21, 3.25%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(d)	5,040	5,040
Cook County Forest Preservation District
Participating VRDN Series Putters 566,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	6,300	6,300
Cook County Gen. Oblig. Participating
VRDN:
Series EGL 01 1302, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	6,700	6,700

See accompanying notes which are an integral part of the financial statements.

49 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Illinois – continued
Cook County Gen. Oblig. Participating
VRDN: continued
Series PT 2637, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 5,125	$ 5,125
Illinois Edl. Facilities Auth. Revs.
Participating VRDN:
Series Merlots 97 U, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	4,250	4,250
Series MS 1077, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	4,995	4,995
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series PT 3252, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,015	5,015
Series ROC II R6015, 3.21%
(Liquidity Facility Citibank
NA) (b)(d)	4,965	4,965
(Central DuPage Hosp. Proj.) Series B,
3.2%, VRDN (b)	20,000	20,000
(Rest Haven Christian Services Proj.)
Series B, 3.19%, LOC KBC Bank NV,
VRDN (b)	9,800	9,800
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	2,300	2,300
Series MS 1024, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	13,425	13,425
Series MS 98 143, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	38,520	38,520
Series PT 1975, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	3,990	3,990
Series PT 3359, 3.21% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	8,740	8,740
Series Putters 133, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	4,940	4,940
Series 2003 B, 3.23% (Liquidity
Facility DEPFA BANK PLC),
VRDN (b)	4,300	4,300
Illinois Health Facilities Auth. Rev.:
(Memorial Health Sys. Proj.) 3.23%,
LOC JPMorgan Chase Bank,
VRDN (b)	4,500	4,500
(Rehabilitation Inst. of Chicago Proj.)
Series 1997, 3.22%, LOC Bank of
America NA, VRDN (b)	31,300	31,300
Illinois Reg’l. Trans. Auth. Participating
VRDN:
Series EGL 01 1306, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,600	8,600

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series EGL 7050028 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	$ 2,895	$ 2,895
Series MACN 06 K, 3.21% (Liquidity
Facility Bank of America NA) (b)(d)	5,505	5,505
Series Merlots 02 A24, 3.21%
(Liquidity Facility Bank of New York,
New York) (b)(d)	4,945	4,945
Series PT 2761, 3.21% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	19,055	19,055
Lake County Cmnty. High School District
Participating VRDN Series PT 3383,
3.21% (Liquidity Facility Dexia Cr. Local
de France) (b)(d)	10,180	10,180
Metropolitan Pier & Exposition Auth.
Dedicated State Tax Rev. Participating
VRDN:
Series PZ 44, 3.25% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	6,610	6,610
Series PZ 84, 3.25% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	13,465	13,465
Quad Cities Reg’l. Econ. Dev. Auth. Rev.
(Two Rivers YMCA, Inc. Proj.) 3.23%,
LOC U.S. Bank NA, Minnesota,
VRDN (b)	2,600	2,600
Schaumburg Village Gen. Oblig.
Participating VRDN Series EGL 04 45
Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	3,085	3,085
Springfield Elec. Rev. Participating VRDN
Series EGL 06 26 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d) .	11,085	11,085
Univ. of Illinois Auxiliary Facilities Sys.
Rev. Participating VRDN:
Series EGL 00 1301, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	6,855	6,855
Series SG 65, 3.21% (Liquidity Facility
Societe Generale) (b)(d)	3,000	3,000
Yorkville Svc. Area 2004 106 Tax (MPI
Grande Reserve Proj.) 3.2%, LOC
Lasalle Bank NA, VRDN (b)	6,000	6,000
		536,790

Indiana – 1.8%
Avon 2000 Cmnty. School Bldg. Corp.
Participating VRDN Series Putters
1055, 3.21% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	6,295	6,295
Boone County Hosp. Assoc. Lease Rev.
Participating VRDN Series DB 149,
3.21% (Liquidity Facility Deutsche Bank
AG) (b)(d)	8,950	8,950
Ctr. Grove 2000 Bldg. Corp.
Participating VRDN Series DB 135,
3.21% (Liquidity Facility Deutsche Bank
AG) (b)(d)	6,040	6,040

See accompanying notes which are an integral part of the financial statements.

Annual Report 50

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Indiana – continued
Eclipse Fdg. Trust Participating VRDN
Series Solar 06 15, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	$ 5,000	$ 5,000
Indiana Bond Bank RAN 4.5% 2/1/07,
LOC Bank of New York, New York	12,115	12,231
Indiana Edl. Facilities Auth. Rev. (Earlham
College Proj.) Series E, 3.2%, LOC U.S.
Bank NA, Minnesota, VRDN (b)	7,505	7,505
Indiana Health & Edl. Facilities Fing.
Auth. Hosp. Rev. (Howard Reg’l. Health
Sys. Proj.):
Series A, 3.23%, LOC Comerica Bank,
Detroit, VRDN (b)	3,400	3,400
3.18%, LOC JPMorgan Chase Bank,
VRDN (b)	15,000	15,000
Indiana Muni. Pwr. Agcy. Pwr. Supply
Sys. Rev. Participating VRDN Series PT
1412, 3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	12,380	12,380
Indiana Toll Road Commission Toll Road
Rev. Participating VRDN:
Series Merlots 01 A104, 3.21%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	3,245	3,245
Series Stars 103, 3.19% (Liquidity
Facility BNP Paribas SA) (b)(d)	14,705	14,705
Indiana Trans. Fin. Auth. Hwy.
Participating VRDN Series Merlots B18,
3.21% (Liquidity Facility Wachovia
Bank NA) (b)(d)	4,995	4,995
Indianapolis Local Pub. Impt. Bond Bank
Participating VRDN Series MACN 06
S, 3.21% (Liquidity Facility Bank of
America NA) (b)(d)	4,240	4,240
Mount Vernon of Hancock County
Multi School Corp. Participating VRDN
Series DB 137, 3.21% (Liquidity Facility
Deutsche Bank AG) (b)(d)	5,500	5,500
New Albany Floyd County Independent
School Bldg. Corp. Participating VRDN
Series PT 2794, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	8,350	8,350
Plainfield Cmnty. High School Bldg. Corp.
Participating VRDN Series PT 3281,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,425	5,425
Richmond Econ. Dev. Rev. (Friends
Fellowship Cmnty. Proj.) Series 1993,
3.6%, LOC U.S. Bank NA, Minnesota,
VRDN (b)	900	900

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Valparaiso Econ. Dev. Rev. (Indiana
Retirement Cmnty. Proj.) 3.6%, LOC
JPMorgan Chase Bank, VRDN (b)	$ 800	$ 800
Westfield Independent High School Bldg.
Corp. Participating VRDN Series Putters
98 236, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	10,065	10,065
		135,026

Iowa 0.1%
Grinnell Hosp. Rev. (Grinnell Reg’l. Med.
Ctr. Proj.) 3.23%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	4,535	4,535
Iowa Fin. Auth. Wellness Facilities Rev.
(Cmnty. Y of Marshalltown Proj.)
3.23%, LOC Bank of America NA,
VRDN (b)	3,400	3,400
		7,935

Kansas 1.2%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00
1601, 3.21% (Liquidity Facility
Citibank NA, New York) (b)(d)	4,000	4,000
Series 2002 B1, 3.2% (Liquidity
Facility Dexia Cr. Local de France)
(Liquidity Facility WestLB AG),
VRDN (b)	10,000	10,000
Series 2004 C3, 3.15% (Liquidity
Facility DEPFA BANK PLC),
VRDN (b)	22,875	22,875
Kansas Dev. Fin. Auth. Lease Rev. (State
of Kansas Dept. of Administration 7th
and Harrison State Office Bldg. Proj.)
Series 2002 J2, 3.18% (Liquidity
Facility Kansas Pooled Money Invt.
Board), VRDN (b)	10,800	10,800
Wichita Hosp. Rev. Bonds Series MT 170,
3.43%, tender 2/1/07 (Liquidity
Facility Landesbank
Hessen Thuringen) (b)(d)(e)	27,100	27,100
Wyandotte County/Kansas City Unified
Govt. Gen. Oblig. BAN 3% 4/1/06 .	10,955	10,955
		85,730

Kentucky – 1.1%
Clark County Poll. Cont. Rev. Bonds (East
Kentucky Pwr. Coop., Inc. Proj.) Series
J2, 2.95%, tender 4/15/06 (Nat’l.
Rural Utils. Coop. Fin. Corp.
Guaranteed) (b)	2,695	2,695
Danville Multi City Lease Rev. Bonds
(Kentucky Muni. League Pooled Lease
Fing. Prog.) 3.56% tender 8/2/06,
LOC Fifth Third Bank, Cincinnati, CP
mode	25,675	25,675
Kentucky Econ. Dev. Fin. Auth. (Catholic
Health Initiatives Proj.) Series C, 3.17%,
VRDN (b)	26,500	26,500

See accompanying notes which are an integral part of the financial statements.

51 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Kentucky – continued
Kentucky Property & Bldgs. Commission
Revs. Participating VRDN Series IXIS
05 24, 3.21% (Liquidity Facility CDC
Fin. CDC IXIS) (b)(d)	$ 6,985	$ 6,985
Louisville & Jefferson County Metropolitan
Swr. District Swr. & Drain Sys. Rev.
Participating VRDN Series EGL 01
1701, 3.21% (Liquidity Facility Citibank
NA, New York) (b)(d)	3,915	3,915
Mason County Poll. Cont. Rev. (East
Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.3% (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed),
VRDN (b)	2,250	2,250
Series 1984 B2, 3.3% (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed),
VRDN (b)	6,500	6,500
Series 1984 B3, 3.3% (Nat’l. Rural
Utils. Coop. Fin. Corp. Guaranteed),
VRDN (b)	6,075	6,075
		80,595

Louisiana 0.3%
Louisiana Gas & Fuel Tax Rev.
Participating VRDN Series PT 2749,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,265	5,265
New Orleans Aviation Board Rev. Series
1993 B, 3.3% (MBIA Insured),
VRDN (b)	19,345	19,345
		24,610

Maine – 0.1%
Maine Health & Higher Ed. Facilities
Auth. Rev. Participating VRDN Series
PT 1923, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	2,735	2,735
Maine Tpk. Auth. Tpk. Rev. Participating
VRDN Series EGL 00 1901, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	3,975	3,975
		6,710

Maryland – 1.2%
Baltimore County Gen. Oblig. Series
1995, 3.51% 8/1/06, CP	10,050	10,050
Baltimore County Metropolitan District:
3.18% 4/7/06 (Liquidity Facility
WestLB AG), CP	6,700	6,700
3.25% 4/7/06 (Liquidity Facility
WestLB AG), CP	3,000	3,000
Baltimore Rev. Participating VRDN Series
SGA 20, 3.23% (Liquidity Facility
Societe Generale) (b)(d)	5,500	5,500

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Maryland Cmnty. Dev. Administration
Dept. of Hsg. & Cmnty. Dev.
Participating VRDN Series MT 160,
3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 3,455	$ 3,455
Maryland Health & Higher Edl. Facilities
Auth. Rev.:
(Adventist Health Mid Atlantic Proj.)
Series 2005 B, 3.18%, LOC
Manufacturers & Traders Trust Co.,
VRDN (b)	15,000	15,000
Series 2004 C, 3.28% 4/7/06
(Liquidity Facility SunTrust Banks,
Inc.), CP	6,800	6,800
Series A, 3.25% 4/3/06 (Liquidity
Facility Bank of America NA), CP	21,170	21,170
Montgomery County Econ. Dev. Rev.
(Riderwood Village, Inc. Proj.) 3.19%,
LOC Manufacturers & Traders Trust
Co., VRDN (b)	20,000	20,000
		91,675

Massachusetts 4.0%
Massachusetts Gen. Oblig.:
Participating VRDN:
Series EGL 01 2105, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	21,000	21,000
Series EGL 04 5 Class A, 3.21%
(Liquidity Facility Citibank
NA) (b)(d)	12,000	12,000
Series EGL 7050062 Class A,
3.21% (Liquidity Facility Citibank
NA) (b)(d)	16,575	16,575
Series PA 945R, 3.19% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,995	4,995
Series 2005 A, 3.18% (Liquidity
Facility Citibank NA), VRDN (b)	50,000	50,000
Series 2006 A, 3.19% (Liquidity
Facility Dexia Cr. Local de France),
VRDN (b)	20,100	20,100
Series 2006 B, 3.19% (Liquidity
Facility Bank of America NA),
VRDN (b)	69,500	69,500
Massachusetts Health & Edl. Facilities
Auth. Rev. (Baystate Med. Ctr. Proj.)
Series G, 3.16%, LOC Bank of America
NA, VRDN (b)	16,300	16,300
Massachusetts School Bldg. Auth.
Dedicated Sales Tax Rev. Participating
VRDN Series 720050069, 3.21%
(Liquidity Facility Citibank NA) (b)(d) .	21,160	21,160

See accompanying notes which are an integral part of the financial statements.

Annual Report 52

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts – continued
Massachusetts Spl. Oblig. Dedicated Tax
Rev. Participating VRDN:
Series EGL 7050063 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	$ 54,400	$ 54,400
Series EGL 7050068 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	11,880	11,880
		297,910

Michigan – 3.9%
Charlotte Pub. School District
Participating VRDN Series Putters 860,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,045	5,045
Detroit City School District Participating
VRDN:
ROC II R1033, 3.21% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	3,665	3,665
Series BA 01 P, 3.27% (Liquidity
Facility Bank of America NA) (b)(d)	6,075	6,075
Series PT 1579, 3.2% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	13,030	13,030
Detroit Swr. Disp. Rev. Participating
VRDN:
Series Merlots 00 I, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	7,500	7,500
Series PT 2595, 3.2% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	11,970	11,970
Detroit Wtr. Supply Sys. Rev. Participating
VRDN Series Merlots 00 D, 3.21%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	4,100	4,100
Eastern Michigan Univ. Revs. Series A,
3.18% (XL Cap. Assurance, Inc.
Insured), VRDN (b)	35,680	35,680
Fraser Pub. School District Participating
VRDN Series AAB 05 39, 3.2%
(Liquidity Facility ABN AMRO Bank
NV) (b)(d)	8,000	8,000
Huron Valley School District Participating
VRDN Series EGL 01 2203, 3.21%
(Liquidity Facility Citibank NA, New
York) (b)(d)	13,375	13,375
Kent County Bldg. Auth. Participating
VRDN Series PT 3242, 3.2% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	11,050	11,050
L’Anse Creuse Pub. Schools Participating
VRDN Series EGL 06 32 Class A,
3.21% (Liquidity Facility Citibank
NA) (b)(d)	3,700	3,700
Lakeview School District Calhoun County
3.15% (Michigan Gen. Oblig.
Guaranteed), VRDN (b)	9,500	9,500

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series AAB 02 35, 3.2% (Liquidity
Facility ABN AMRO Bank
NV) (b)(d)	$ 13,845	$ 13,845
Series AAB 05 33, 3.2% (Liquidity
Facility ABN AMRO Bank
NV) (b)(d)	5,995	5,995
Series EGL 01 2202, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	8,145	8,145
Series PA 889R, 3.2% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,795	7,795
(Facilities Prog.) Series 2005 IIA,
3.22%, LOC DEPFA BANK PLC,
VRDN (b)	48,000	48,000
Michigan Gen. Oblig.:
Bonds Series 2005 C, 3.15% tender
4/4/06 (Liquidity Facility DEPFA
BANK PLC), CP mode	5,300	5,300
Participating VRDN Series Putters 125,
3.21% (Liquidity Facility JPMorgan
Chase & Co.) (b)(d)	17,280	17,280
Michigan Hosp. Fin. Auth. Hosp. Rev.
Series C, 3.22%, LOC Fifth Third Bank,
Cincinnati, VRDN (b)	11,900	11,900
Michigan Pub. Pwr. Agcy. Rev.
Participating VRDN Series IXIS 05 28,
3.2% (Liquidity Facility CDC Fin. CDC
IXIS) (b)(d)	17,805	17,805
Michigan Strategic Fund Ltd. Oblig. Rev.
(The Van Andel Research Institute Proj.)
Series 1999, 3.22%, LOC Lasalle Bank
Midwest NA, VRDN (b)	14,400	14,400
West Branch Rose City Area School
District Participating VRDN Series ROC
II R7511, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	6,105	6,105
		289,260

Minnesota – 1.7%
Duluth Econ. Dev. Auth. Health Care
Facilities Rev. (Miller Dwan Med. Ctr.
#97 Proj.) 3.23%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	3,650	3,650
Minneapolis & Saint Paul Hsg. Fin. Board
Rev. Participating VRDN Series MT
120, 3.22% (Liquidity Facility
Landesbank Hessen Thuringen) (b)(d) .	4,870	4,870
Minneapolis & Saint Paul Metropolitan
Arpts. Commission Arpt. Rev.
Participating VRDN:
Series Merlots 00 ZZ, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	14,220	14,220
Series SGA 121, 3.23% (Liquidity
Facility Societe Generale) (b)(d)	3,700	3,700

See accompanying notes which are an integral part of the financial statements.

53 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Minnesota – continued
Minnesota Gen. Oblig. Participating
VRDN:
Series EGL 01 2301 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	$ 3,300	$ 3,300
Series MS 01 719, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	43,120	43,120
Series ROC II R4039, 3.21% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	3,645	3,645
Minnetonka Multi family Hsg. Rev. (Cliffs
at Ridgedale Proj.) Series 1995,
3.22%, LOC Fannie Mae, VRDN (b)	21,400	21,400
Roseville Health Care Facilities
(Presbyterian Homes Proj.) 3.23%, LOC
U.S. Bank NA, Minnesota, VRDN (b) .	3,405	3,405
Southern Minnesota Muni. Pwr. Agcy.
Pwr. Supply Sys. Rev. Series A:
3.27% 4/5/06 (Liquidity Facility
Landesbank Hessen Thuringen), CP	10,000	10,000
3.27% 4/5/06 (Liquidity Facility
Landesbank Hessen Thuringen), CP	7,800	7,800
West Saint Paul Independent School
District #197 Participating VRDN
Series Putters 602, 3.21% (Liquidity
Facility JPMorgan Chase & Co.) (b)(d)	3,930	3,930
		123,040

Mississippi 1.2%
Claiborne County Poll. Cont. Rev. Bonds
(South Mississippi Elec. Pwr. Assoc.
Proj.) Series 1985 G2, 3.43% tender
5/2/06 (Nat’l. Rural Utils. Coop. Fin.
Corp. Guaranteed), CP mode	6,900	6,900
Mississippi Bus. Fin. Corp. Rev. (Jackson
Med. Mall Foundation Prog.) Series
2000 A, 3.22%, LOC JPMorgan Chase
Bank, VRDN (b)	24,300	24,300
Mississippi Dev. Bank Spl. Oblig.
Participating VRDN Series ROC II
R6051, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	6,910	6,910
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 99 2401, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	5,300	5,300
Series MS 905, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	3,325	3,325
Series Putters 138, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	16,370	16,370
3.17% (Liquidity Facility Bank of
America NA), VRDN (b)	26,400	26,400
		89,505

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Missouri 1.2%
Kansas City Indl. Dev. Auth. (Ewing
Marion Kauffman Foundation Prog.)
3.18%, VRDN (b)	$ 23,600	$ 23,600
Missouri Board of Pub. Bldgs. State
Office Bldg. Spl. Oblig. Bonds Series
Putters 382, 3.6%, tender 8/24/06
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)(e)	8,010	8,010
Missouri Board Pub. Bldgs. Spl. Oblig.
Participating VRDN Series Merlots B38,
3.21% (Liquidity Facility Wachovia
Bank NA) (b)(d)	5,995	5,995
Missouri Health & Edl. Facilities Auth.
Edl. Facilities Rev.:
Participating VRDN Series SG 157,
3.21% (Liquidity Facility Societe
Generale) (b)(d)	14,840	14,840
(DeSmet Jesuit High School Proj.)
Series 2002, 3.23%, LOC U.S. Bank
NA, Minnesota, VRDN (b)	5,900	5,900
(Saint Louis Univ. Proj.):
Series 1999 B, 3.21% (Liquidity
Facility Bank of America NA),
VRDN (b)	4,700	4,700
3.21% (Liquidity Facility U.S. Bank
NA, Minnesota), VRDN (b)	3,965	3,965
Missouri Health & Edl. Facilities Auth.
Health Facilities Rev.:
Participating VRDN Series Putters 847,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,195	3,195
(BJC Health Sys. Proj.) Series B, 3.18%
(Liquidity Facility Bank of Nova
Scotia, New York Agcy.) (Liquidity
Facility JPMorgan Chase Bank),
VRDN (b)	10,000	10,000
Platte County Reorganized School District
Participating VRDN Series PT 2180,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,220	5,220
		85,425

Nebraska 0.5%
Lancaster County Hosp. Auth. (Immanuel
Health Sys. Proj.) Series 2000 A,
3.21%, VRDN (b)	4,005	4,005
Muni. Energy Agcy. Pwr. Swr. Rev.
Participating VRDN Series ROC II
R2051, 3.21% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	4,365	4,365
Omaha Gen. Oblig.
Participating VRDN:
Series EGL 00 2701, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	9,000	9,000

See accompanying notes which are an integral part of the financial statements.

Annual Report 54

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nebraska – continued
Omaha Gen. Oblig.
Participating VRDN: continued
Series MSTC 00 108, 3.2% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	$ 9,495	$ 9,495
Omaha Pub. Pwr. District Participating
VRDN Series Solar 06 25, 3.2%
(Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	9,000	9,000
		35,865

Nevada 1.1%
Clark County Gen. Oblig. Participating
VRDN:
Series MS 1282, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	7,000	7,000
Series ROC II R1035, 3.21% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,935	5,935
Clark County School District Participating
VRDN:
Series Merlots 05 B3, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	8,785	8,785
Series PT 2406, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,500	5,500
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 37, 3.21%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(d)	20,000	20,000
Las Vegas Valley Wtr. District
Participating VRDN Series PT 1675,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	11,895	11,895
Nevada Gen. Oblig. Participating VRDN:
Series PT 2762, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,800	7,800
Series SGB 31, 3.21% (Liquidity
Facility Societe Generale) (b)(d)	7,600	7,600
Washoe County School District Gen.
Oblig. Participating VRDN Series
Putters 759, 3.21% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	6,470	6,470
		80,985

New Hampshire 0.3%
New Hampshire Bus. Fin. Auth. Poll.
Cont. Rev. Participating VRDN Series
PT 1810, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,240	5,240

	Principal	Value (Note 1)
	Amount (000s)	(000s)
New Hampshire Health & Ed. Facilities
Auth. Rev. (Riverwoods at Exeter Proj.)
3.22%, LOC Fleet Nat’l. Bank,
VRDN (b)	$ 3,095	$ 3,095
New Hampshire Higher Edl. & Health
Facilities Auth. Rev. Participating VRDN
Series MS 866, 3.2% (Liquidity Facility
Morgan Stanley) (b)(d)	10,700	10,700
		19,035

New Jersey 1.6%
New Jersey Econ. Dev. Auth. Rev.
Participating VRDN Series EGL 04 18
Class A, 3.2% (Liquidity Facility
Citibank NA) (b)(d)	6,900	6,900
New Jersey Edl. Facilities Auth. Rev.
Participating VRDN:
Series ROC II R2102, 3.2% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	4,730	4,730
Series ROC II R464, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	18,320	18,320
New Jersey Tpk. Auth. Tpk. Rev.
Participating VRDN Series PA 613,
3.2% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	3,165	3,165
New Jersey Trans. Trust Fund Auth.
Participating VRDN:
Series PA 646, 3.2% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,020	5,020
Series PT 2494, 3.2% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	15,700	15,700
Series PT 3291, 3.2% (Liquidity
Facility Dexia Cr. Local de
France) (b)(d)	26,150	26,150
Series Putters 1142, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	9,445	9,445
Series Putters 1166, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	18,595	18,595
Series ROC 4040, 3.2% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	7,060	7,060
		115,085

New Jersey/Pennsylvania – 0.1%
Delaware River Port Auth. Pennsylvania
& New Jersey Rev. Participating VRDN
Series SGA 89, 3.2% (Liquidity Facility
Societe Generale) (b)(d)	6,545	6,545
New Mexico – 0.1%
New Mexico Fin. Auth. Rev. Participating
VRDN Series Solar 06 34, 3.2%
(Liquidity Facility U.S. Bank NA,
Minnesota) (b)(d)	4,000	4,000

See accompanying notes which are an integral part of the financial statements.

55 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
New York 7.1%
Metropolitan Trans. Auth. Dedicated Tax
Fund Series 2004 D2, 3.16% (AMBAC
Insured), VRDN (b)	$ 8,400	$ 8,400
Metropolitan Trans. Auth. Rev.
Participating VRDN:
Series EGL 02 6023 Class A, 3.2%
(Liquidity Facility Citibank NA,
New York) (b)(d)	13,035	13,035
Series MS 724X, 3.19% (Liquidity
Facility Morgan Stanley) (b)(d)	6,245	6,245
Series PA 1036, 3.2% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
Series ROC II R282, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	20,135	20,135
New York City Indl. Dev. Agcy. Rev. (One
Bryant Park LLC Proj.) Series B, 3.2%,
LOC Bank of America NA, LOC
Citibank NA, VRDN (b)	13,200	13,200
New York City Muni. Wtr. Fin. Auth. Wtr.
& Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 27 Class A, 3.2%
(Liquidity Facility Citibank NA) (b)(d)	8,485	8,485
Series EGL 04 35 Class A, 3.2%
(Liquidity Facility Citibank NA) (b)(d)	4,950	4,950
Series EGL 7050083 Class A, 3.2%
(Liquidity Facility Citibank NA) (b)(d)	8,000	8,000
Series Merlots 00 DDD, 3.2%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	18,670	18,670
Series MS 1025, 3.19% (Liquidity
Facility Morgan Stanley) (b)(d)	22,035	22,035
Series MS 1083, 3.19% (Liquidity
Facility Morgan Stanley) (b)(d)	5,705	5,705
Series ROC II R406, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	16,960	16,960
Series 2006 AA1, 3.18% (Liquidity
Facility California Teachers
Retirement Sys.) (Liquidity Facility
State Street Bank & Trust Co.,
Boston), VRDN (b)	53,100	53,100
Series 5A, 3.18% 4/13/06 (Liquidity
Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility
WestLB AG), CP	16,200	16,200
Series 6, 3.14% 4/7/06 (Liquidity
Facility Landesbank Baden Wuert)
(Liquidity Facility Landesbank
Hessen Thuringen), CP	27,500	27,500
New York Convention Ctr. Dev. Corp.
Rev. Participating VRDN Serries EGL
7050081 Class A, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	10,000	10,000
New York State Dorm. Auth. Revs.
Participating VRDN:
Series EGL 7053001 Class A, 3.2%
(Liquidity Facility Citibank NA) (b)(d)	18,950	18,950

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series PA 784R, 3.2% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 7,025	$ 7,025
Series ROC II R6052, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	9,140	9,140
New York State Thruway Auth. State
Personal Income Tax Rev. Participating
VRDN Series Putters 1186, 3.21%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	6,260	6,260
New York State Urban Dev. Corp. Rev.
Participating VRDN Series EGL 03 57
Class A, 3.2% (Liquidity Facility
Citibank NA, New York) (b)(d)	9,880	9,880
New York Transitional Fin. Auth. Rev.
Participating VRDN:
Series EGL 03 52 Class A, 3.2%
(Liquidity Facility Citibank NA,
New York) (b)(d)	10,000	10,000
Series FRRI 02 L21, 3.19% (Liquidity
Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	29,675	29,675
Series Merlots 99 G, 3.2% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	22,695	22,695
Series MS 01 698, 3.19% (Liquidity
Facility Morgan Stanley) (b)(d)	20,725	20,725
Series PT 1814, 3.2% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,285	5,285
Series PT 3299, 3.2% (Liquidity
Facility DEPFA BANK PLC) (b)(d)	22,815	22,815
Series Putters 424, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	6,470	6,470
Series ROC II R465, 3.2% (Liquidity
Facility Citibank NA) (b)(d)	12,305	12,305
Sales Tax Asset Receivables Corp.
Participating VRDN Series Putters
1133Z, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	19,360	19,360
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series EGL 03 4,
Class A, 3.2% (Liquidity Facility
Citibank NA, New York) (b)(d)	10,700	10,700
Series B, 3.17% (Liquidity Facility
Dexia Cr. Local de France),
VRDN (b)	54,300	54,300
		522,205

North Carolina – 1.1%
Dare County Ctfs. of Prtn. Participating
VRDN Series PT 3350, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	3,180	3,180
Mecklenburg County Ctfs. of Prtn. 3.19%
(Liquidity Facility Bank of America NA),
VRDN (b)	21,125	21,125
North Carolina Cap. Facilities Fin. Agcy.
Ed. Facilities Rev. (Forsyth Country Day
School, Inc. Proj.) 3.2%, LOC Branch
Banking & Trust Co., VRDN (b)	4,900	4,900

See accompanying notes which are an integral part of the financial statements.

Annual Report 56

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
North Carolina – continued
North Carolina Ctfs. of Prtn. Participating
VRDN Series Putters 429, 3.21%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 6,130	$ 6,130
North Carolina Eastern Muni. Pwr. Agcy.
Pwr. Sys. Rev. Participating VRDN:
Series MS 00 209, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	6,665	6,665
Series MT 99, 3.21% (Liquidity Facility
BNP Paribas SA) (b)(d)	4,075	4,075
Series PA 693, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,495	6,495
North Carolina Gen. Oblig. Participating
VRDN Series PT 2207, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	8,520	8,520
North Carolina Med. Care Commission
Health Care Facilities Rev. (Carolina
Meadows, Inc. Proj.) 3.19%, LOC
Allied Irish Banks PLC, VRDN (b)	5,000	5,000
North Carolina Muni. Pwr. Agcy. #1
Catawba Elec. Rev. Participating
VRDN:
Series PT 900, 3.21% (Liquidity
Facility BNP Paribas SA) (b)(d)	9,695	9,695
Series ROC II R211, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	4,330	4,330
		80,115

North Dakota – 0.2%
North Dakota Muni. Bond Bank
Participating VRDN Series PT 1919,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,520	6,520
Ward County Health Care Facility Rev.
Series 2002 A, 3.23%, LOC U.S. Bank
NA, Minnesota, VRDN (b)	7,750	7,750
		14,270

Ohio – 2.7%
Butler County Health Facilities Rev.
(LifeSphere Proj.) 3.17%, LOC U.S.
Bank NA, Minnesota, VRDN (b)	11,675	11,675
Cincinnati City School District
Participating VRDN Series EGL 04 34
Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	6,000	6,000
Cleveland Muni. School District BAN
3.75% 7/27/06	11,000	11,016
Columbus City School District
Participating VRDN Series TOC 04 H,
3.21% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	8,300	8,300

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Cuyahoga County Econ. Dev. Rev.
(Cleveland Botanical Garden Proj.) 3.2%,
LOC Allied Irish Banks PLC, VRDN (b) .	$ 10,300	$ 10,300
Cuyahoga County Health Care Facilities
Rev. (The A.M. McGregor Home Proj.)
3.19%, LOC Key Bank NA, VRDN (b)	4,425	4,425
Cuyahoga County Rev. (Cleveland Clinic
Health Sys. Obligated Group Prog.):
Subseries B1, 3.21%, VRDN (b)	17,500	17,500
Subseries B3, 3.21%, VRDN (b)	17,300	17,300
Dayton School District Participating
VRDN Series SG 173, 3.2% (Liquidity
Facility Societe Generale) (b)(d)	12,030	12,030
Erie County Health Care Facilities Rev.
(Commons of Providence Proj.)
Series 1999 B, 3.32%, LOC JPMorgan
Chase Bank, VRDN (b)	3,200	3,200
Lake County Hosp. Facilities Rev. (Lake
Hosp. Sys., Inc. Proj.) Series 1996,
3.25%, LOC JPMorgan Chase Bank,
VRDN (b)	10,170	10,170
Ohio Bldg. Auth. Participating VRDN
Series ROC II R348, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	13,435	13,435
Ohio Gen. Oblig. Participating VRDN:
Series PT 1591, 3.2% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	10,365	10,365
Series Putters 389, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	7,395	7,395
Ohio Higher Edl. Facility Commission
Rev. (Pooled Fing. Prog.):
Series 1997, 3.28%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	4,640	4,640
Series 1999, 3.28%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	4,875	4,875
Series 2004 B, 3.17%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	6,600	6,600
Richland County Health Care Facilities
Rev. (Wesleyan Sr. Living Proj.)
Series 2004 A, 3.19%, LOC JPMorgan
Chase Bank, VRDN (b)	19,650	19,650
Univ. of Toledo Gen. Receipts 3.18%
(FGIC Insured), VRDN (b)	7,500	7,500
Warren County Health Care Facilities
Rev. (Otterbein Homes Proj.)
Series 1998 B, 3.22%, LOC Fifth Third
Bank, Cincinnati, VRDN (b)	10,705	10,705
		197,081

Oklahoma – 0.8%
Oklahoma Cap. Impt. Auth. Facilities
Participating VRDN Series PT 3286,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,585	6,585
Oklahoma Dev. Fin. Auth. Rev.
(Continuing Care Cmnty. Proj.)
Series 2002 C, 3.23%, LOC KBC Bank
NV, VRDN (b)	2,200	2,200

See accompanying notes which are an integral part of the financial statements.

57 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Oklahoma – continued
Oklahoma Industries Auth. Rev.
Participating VRDN Series Putters
455Z, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	$ 4,330	$ 4,330
Payne County Econ. Dev. Auth. Student
Hsg. Rev. (OSUF Phase III Proj.) 3.19%
(AMBAC Insured), VRDN (b)	35,400	35,400
Tulsa County Indl. Auth. Health Care Rev.
Participating VRDN Series LB 06 P7U,
3.26% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(d)	8,060	8,060
		56,575

Oregon – 0.3%
Oregon Dept. of Trans. Hwy. User Tax
Rev. Participating VRDN Series Putters
469, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	9,695	9,695
Port Morrow Poll. Cont. Rev. Participating
VRDN Series FRRI 03 F4J, 3.33%
(Lehman Brothers Hldgs., Inc.
Guaranteed) (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(d)	10,000	10,000
Tri City Metropolitan Trans. District Rev.
Participating VRDN Series Putters 787,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	4,235	4,235
		23,930

Pennsylvania – 3.9%
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series PT 762, 2.85%,
tender 6/15/06 (Liquidity
Facility Landesbank
Hessen Thuringen) (b)(d)(e)	10,560	10,560
Participating VRDN Series Putters
1281, 3.21% (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)	8,900	8,900
Allegheny County Indl. Dev. Auth. Rev.
(UPMC Children’s Hosp. Proj.) Series
2004 A, 3.32%, VRDN (b)	12,400	12,400
Beaver County Indl. Dev. Auth. Poll. Cont.
Rev. Participating VRDN Series EGL 95
3503, 3.21% (Liquidity Facility Citibank
NA, New York) (b)(d)	13,100	13,100
Chester County Health & Ed. Facilities
Auth. Retirement Cmnty. Rev.
(Kendal Crosslands Communities Proj.)
Series 2003, 3.19%, LOC Allied Irish
Banks PLC, VRDN (b)	2,845	2,845
Delaware County Auth. Hosp. Rev.
(Crozer Chester Med. Ctr. Proj.) Series
1996, 3.26%, LOC KBC Bank NV,
VRDN (b)	4,255	4,255
Easton Area School District Series 2006,
3.19% (FSA Insured), VRDN (b)	11,000	11,000
Harrisburg Auth. Wtr. Rev. Series 2002
B, 3.22% (FSA Insured), VRDN (b)	13,535	13,535

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Lancaster County 3.18% (FSA Insured),
VRDN (b)	$ 10,000	$ 10,000
Lancaster Higher Ed. Auth. College Rev.
(Franklin & Marshall College Proj.)
Series 1997, 3.27%, VRDN (b)	14,330	14,330
Lancaster Indl. Dev. Auth. Rev. (United
Zion Retirement Cmnty. Proj.) 3.21%,
LOC Citizens Bank of Pennsylvania,
VRDN (b)	5,545	5,545
Luzerne County Indl. Dev. Auth. Rev.
(United Methodist Homes Proj.) 3.23%,
LOC Bank of New York, New York,
VRDN (b)	5,085	5,085
Manheim Central School District Series
2004, 3.18% (FSA Insured), VRDN (b)	10,000	10,000
Montgomery Higher Ed. & Health Auth.
Hosp. Rev. Participating VRDN Series
MSTC 98 31 Class A, 3.25% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	10,000	10,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.
(Dr. Gertrude Barber Ctr. Proj.) 3.21%,
LOC PNC Bank NA, Pittsburgh,
VRDN (b)	5,830	5,830
Pennsylvania Gen. Oblig. Participating
VRDN:
Series IXIS 05 8 Class A, 3.2%
(Liquidity Facility CDC Fin. CDC
IXIS) (b)(d)	34,780	34,780
Series MSTC 00 110, 3.2% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth.
Hosp. Rev. Participating VRDN Series
MT 42, 3.23% (Liquidity Facility Lloyds
TSB Bank PLC) (b)(d)	10,455	10,455
Pennsylvania Higher Edl. Facilities Auth.
Rev.:
(Honeysuckle Student Hldgs., Inc.
Student Hsg. Proj.) Series A, 3.19%,
LOC Allied Irish Banks PLC,
VRDN (b)	8,000	8,000
(Marywood Univ. Proj.) Series A,
3.21%, LOC PNC Bank NA,
Pittsburgh, VRDN (b)	7,460	7,460
(Student Assoc., Inc. Proj.) Series A,
3.17%, LOC Citizens Bank of
Pennsylvania, VRDN (b)	19,100	19,100
Pennsylvania Pub. School Bldg. Auth.
School Rev. Participating VRDN:
Series AAB 03 24, 3.21% (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	13,790	13,790
Series Stars 124, 3.2% (Liquidity
Facility BNP Paribas SA) (b)(d)	8,990	8,990
Philadelphia Gas Works Rev.
Participating VRDN Series Putters 384,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,210	3,210
Philadelphia Gen. Oblig. TRAN Series A,
4% 6/30/06	17,940	17,969

See accompanying notes which are an integral part of the financial statements.

Annual Report 58

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Pennsylvania – continued
Philadelphia School District Participating
VRDN:
Series Putters 870, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	$ 5,270	$ 5,270
Series Stars 04 88, 3.2% (Liquidity
Facility BNP Paribas SA) (b)(d)	5,410	5,410
Philadelphia Wtr. & Wastewtr. Rev.
Participating VRDN:
Series Merlots 05 B4, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	10,070	10,070
Series SG 158, 3.2% (Liquidity Facility
Societe Generale) (b)(d)	9,195	9,195
		292,084

Rhode Island 0.1%
Rhode Island & Providence Plantations
Participating VRDN Series MS 01 568,
3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	9,660	9,660
South Carolina – 1.5%
Charleston Edl. Excellence Fing. Corp.
Rev. Participating VRDN Series ROC II
R515, 3.21% (Liquidity Facility Citibank
NA) (b)(d)	2,625	2,625
Greenville County School District
Installment Purp. Rev. Participating
VRDN Series Stars 131, 3.21%
(Liquidity Facility BNP Paribas
SA) (b)(d)	7,575	7,575
Richland County School District #1
Participating VRDN Series AAB 03 29,
3.21% (Liquidity Facility ABN AMRO
Bank NV) (b)(d)	10,000	10,000
South Carolina Edl. Facilities Auth. for
Private Nonprofit Institutions of Higher
Learning Edl. Facilities Rev. (Caflin
Univ. Proj.) 3.18%, LOC Bank of
America NA, VRDN (b)	5,000	5,000
South Carolina Gen. Oblig. School
Facilities Participating VRDN Series MS
1078, 3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	4,398	4,398
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series EGL 00 4001 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	2,000	2,000
Series EGL 03 44 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	4,200	4,200
Series EGL 06 19 Class A, 3.21%
(Liquidity Facility Citibank
NA) (b)(d)	19,110	19,110
3.15% 4/13/06, CP	8,591	8,591
3.3% 4/5/06, CP	12,856	12,856

	Principal	Value (Note 1)
	Amount (000s)	(000s)
South Carolina Trans. Infrastructure Bank
Rev. Participating VRDN:
Series IXIS 05 20, 3.21% (Liquidity
Facility CDC Fin. CDC IXIS) (b)(d)	$ 6,645	$ 6,645
Series MS 728, 3.2% (Liquidity Facility
Morgan Stanley) (b)(d)	12,500	12,500
Series PT 3184, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,365	5,365
Series SGA 116, 3.2% (Liquidity
Facility Societe Generale) (b)(d)	8,365	8,365
		109,230

Tennessee 2.8%
Bristol Health & Edl. Facilities Board Rev.
Participating VRDN Series LB 03 L42J,
3.23% (Liquidity Facility Lehman
Brothers Hldgs., Inc.) (b)(d)	37,615	37,615
Clarksville Pub. Bldg. Auth. Rev.
(Tennessee Muni. Bond Fund Proj.):
3.17%, LOC Bank of America NA,
VRDN (b)	8,000	8,000
3.17%, LOC Bank of America NA,
VRDN (b)	5,300	5,300
Greeneville Health & Edl. Facilities Board
(Laughlin Memorial Hosp. Proj.) 3.18%,
LOC SunTrust Banks, Inc., VRDN (b)	29,400	29,400
Knox County Health Edl. & Hsg. Facilities
Board Hosp. Facilities Rev. Participating
VRDN Series PA 750, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935	8,935
Knoxville Waste Wtr. Sys. Rev.
Participating VRDN Series PT 3296,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,840	10,840
Memphis Gen. Oblig.:
Participating VRDN Series IXIS 05 7,
3.21% (Liquidity Facility CDC
Fin. CDC IXIS) (b)(d)	5,730	5,730
3.19% 4/6/06 (Liquidity Facility
WestLB AG), CP	16,000	16,000
3.55% 8/4/06 (Liquidity Facility
WestLB AG), CP	9,000	9,000
Metropolitan Govt. Nashville & Davidson
County Indl. Dev. Board Rev. (Nashville
Symphony Hall Proj.) 3.18%, LOC
Bank of America NA, VRDN (b)	13,000	13,000
Montgomery County Pub. Bldg. Auth.
Pooled Fing. Rev. (Tennessee County Ln.
Pool Prog.):
Series 1999, 3.18%, LOC Bank of
America NA, VRDN (b)	36,060	36,060
3.17%, LOC Bank of America NA,
VRDN (b)	7,425	7,425

See accompanying notes which are an integral part of the financial statements.

59 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Tennessee – continued
Nashville and Davidson County
Metropolitan Govt. Gen. Oblig.
Participating VRDN Series Clipper 06
4, 3.21% (Liquidity Facility State Street
Bank & Trust Co., Boston) (b)(d)	$ 5,000	$ 5,000
Sevier County Pub. Bldg. Auth. Rev.
Series VI F2, 3.19% (XL Cap.
Assurance, Inc. Insured), VRDN (b)	6,500	6,500
Shelby County Gen. Oblig. Participating
VRDN Series EGL 00 4201, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	8,000	8,000
		206,805

Texas 17.8%
Alvin Independent School District
Participating VRDN Series PT 3110,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,180	6,180
Arlington Spl. Oblig. Participating VRDN
Series LB 05 L19, 3.23% (Liquidity
Facility Lehman Brothers Hldgs.,
Inc.) (b)(d)	10,975	10,975
Austin Elec. Util. Sys. Rev. Participating
VRDN:
Series EGL 01 4302 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	10,000	10,000
Series PT 1699, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	2,750	2,750
Series SGA 131, 3.23% (Liquidity
Facility Societe Generale) (b)(d)	8,605	8,605
3.21% (Liquidity Facility Merrill Lynch
& Co., Inc.) (b)(d)	8,695	8,695
Austin Gen. Oblig. Participating VRDN
Series EGL 00 4305, 3.21% (Liquidity
Facility Citibank NA, New York) (b)(d)	5,955	5,955
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V,
3.25% (Liquidity Facility Bank of
America NA) (b)(d)	6,575	6,575
Series A:
3.2% 4/4/06, LOC JPMorgan
Chase Bank, LOC State Street
Bank & Trust Co., Boston, CP	13,600	13,600
3.3% 4/7/06, LOC JPMorgan
Chase Bank, LOC State Street
Bank & Trust Co., Boston, CP	4,158	4,158
3.51% 8/10/06, LOC JPMorgan
Chase Bank, LOC State Street
Bank & Trust Co., Boston, CP	38,347	38,347
Austin Wtr. & Wastewtr. Sys. Rev.
Participating VRDN:
Series EGL 00 4303, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	5,000	5,000

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series Merlots 01 A63, 3.21%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	$ 6,415	$ 6,415
Beaumont Wtrwks. & Swr. Sys.
Participating VRDN Series Putters 859,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	5,510	5,510
Bexar County Health Facilities Dev. Corp.
Rev. (Warm Springs Rehabilitation
Proj.) Series 1997, 3.28%, LOC
JPMorgan Chase Bank, VRDN (b)	4,000	4,000
Canadian River Muni. Wtr. Auth.:
Bonds Series ROC II R 2204, 3.45%,
tender 8/10/06 (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)(e)	8,595	8,595
Participating VRDN:
Series PT 2792, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,835	5,835
Series PT 3276, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,290	5,290
Canutillo Independent School District
Participating VRDN Series PT 1936,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,820	4,820
Comal Independent School District
Participating VRDN Series PT 1676,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,940	5,940
Corpus Christi Gen. Oblig. Participating
VRDN Series Putters 968, 3.21%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	4,405	4,405
Crowley Independent School District
Participating VRDN Series MS 1171,
3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	5,105	5,105
Dallas Area Rapid Transit Sales Tax Rev.:
Participating VRDN:
Series EGL 01 4310 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	6,290	6,290
Series ROC II R3014, 3.21%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	5,165	5,165
Series 2001, 3.28% 4/5/06 (Liquidity
Facility Bayerische Landesbank
Girozentrale) (Liquidity Facility
WestLB AG), CP	18,000	18,000
Dallas County Util. & Reclamation District
Rev. Participating VRDN Series PA
1136R, 3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	6,570	6,570
Dallas Independent School District
Participating VRDN Series EGL
7050034, Class A, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	5,300	5,300

See accompanying notes which are an integral part of the financial statements.

Annual Report 60

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Denton County Gen. Oblig. Participating
VRDN Series SGA 117, 3.2% (Liquidity
Facility Societe Generale) (b)(d)	$ 8,930	$ 8,930
Denton Util. Sys. Rev. Participating
VRDN:
Series MS 00 428, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	9,835	9,835
Series MS 01 635, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	15,210	15,210
Dickinson Independent School District
Participating VRDN Series DB 152,
3.21% (Liquidity Facility Deutsche Bank
AG) (b)(d)	6,270	6,270
Duncanville Independent School District
Participating VRDN Series PT 3209,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	4,345	4,345
Eclipse Fdg. Trust Participating VRDN:
Series Solar 06 20, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	14,540	14,540
Series Solar 06 32, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	7,000	7,000
Series Solar 06 36, 3.2% (Liquidity
Facility U.S. Bank NA,
Minnesota) (b)(d)	6,695	6,695
Edinburg Consolidated Independent
School District Participating VRDN
Series SGA 106, 3.23% (Liquidity
Facility Societe Generale) (b)(d)	2,485	2,485
El Paso Gen. Oblig. 3.25% 4/3/06, CP	44,700	44,700
Elgin Independent School District
Participating VRDN Series DB 166,
3.21% (Liquidity Facility Deutsche Bank
AG) (b)(d)	5,675	5,675
Frisco Gen. Oblig. Participating VRDN:
Series MSTC 01 170, 3.23% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	13,105	13,105
Series PT 1905, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	4,060	4,060
Frisco Independent School District
Participating VRDN Series Putters 476,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,155	3,155
Harlandale Independent School District
Participating VRDN Series SGA 100,
3.23% (Liquidity Facility Societe
Generale) (b)(d)	7,480	7,480
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 02 6012 Class A, 3.21%
(Liquidity Facility Citibank NA,
New York) (b)(d)	4,000	4,000

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series PA 02 1095, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	$ 11,185	$ 11,185
Series Putters 545, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	4,680	4,680
Series Putters 646, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	4,210	4,210
Series D1, 3.15% 4/12/06, CP	1,281	1,281
Harris County Health Facilities Dev. Corp.
Hosp. Rev. Participating VRDN Series
LB 05 L15, 3.23% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(d)	6,445	6,445
Harris County Health Facilities Dev. Corp.
Rev.:
(Methodist Hosp. Proj.) Series B,
3.17%, VRDN (b)	52,200	52,200
(Saint Dominic Village Proj.) Series
2000, 3.28%, LOC JPMorgan
Chase Bank, VRDN (b)	4,805	4,805
Harris County Houston Sports Auth. Rev.
Participating VRDN Series PZ 95,
3.25% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	14,885	14,885
Harris County Houston Sports Auth. Spl.
Rev. (Rodeo Proj.) Series 2001 C,
3.22% (MBIA Insured), VRDN (b)	10,900	10,900
HFDC of Central Texas, Inc. Hosp. Rev.
Bonds Series Putters 1233, 3.4%,
tender 2/15/07 (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)(e)	14,990	14,990
Houston Arpt. Sys. Rev. Participating
VRDN:
Series EGL 01 4306, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	8,910	8,910
Series MS 845, 3.2% (Liquidity Facility
Morgan Stanley) (b)(d)	3,010	3,010
Series SG 03 161, 3.21% (Liquidity
Facility Societe Generale) (b)(d)	3,900	3,900
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender
7/20/06 (Liquidity Facility DEPFA
BANK PLC) (b)(d)(e)	18,835	18,835
Participating VRDN Series EGL 04 23
Class A, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	4,950	4,950
Series E, 3.17% 4/13/06 (Liquidity
Facility Bank of America NA), CP	10,000	10,000
Houston Higher Ed. Fin. Corp. Higher Ed.
Rev. Participating VRDN Series EGL 01
4303 Class A, 3.21% (Liquidity Facility
Citibank NA, New York) (b)(d)	7,500	7,500
Houston Independent School District
Bonds:
Series Putters 1078, 3.6%, tender
8/24/06 (Liquidity Facility
JPMorgan Chase & Co.) (b)(d)(e)	2,925	2,925

See accompanying notes which are an integral part of the financial statements.

61 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
Houston Independent School District
Bonds: continued
2.77%, tender 6/14/06 (Permanent
School Fund of Texas
Guaranteed) (b)	$ 10,600	$ 10,600
Houston Occupancy Tax and Spl. Rev.
Participating VRDN Series MSTC 06
254, 3.3% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	3,400	3,400
Houston Util. Sys. Rev. Participating
VRDN:
Series Putters 669, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	6,465	6,465
Series Putters 906, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	5,000	5,000
Series ROC II R491, 3.21% (Liquidity
Facility Citibank NA) (b)(d)	10,325	10,325
Houston Wtr. & Swr. Sys. Rev.
Participating VRDN:
Series BA 02 F, 3.25% (Liquidity
Facility Bank of America NA) (b)(d)	6,525	6,525
Series MSTC 01 111, 3.2% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	6,000	6,000
Series SG 120, 3.21% (Liquidity
Facility Societe Generale) (b)(d)	7,705	7,705
Keller Independent School District
Participating VRDN Series PT 2280,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,330	6,330
Leander Independent School District
Participating VRDN:
Series PT 2405, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,270	5,270
Series Putters 507, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	7,220	7,220
Liberty Hill Independent School District
Participating VRDN Series TOC 06 A,
3.21% (Liquidity Facility Goldman
Sachs Group, Inc.) (b)(d)	7,655	7,655
Lower Colorado River Auth. Rev.:
Participating VRDN Series EGL 00
4302, 3.21% (Liquidity Facility
Citibank NA, New York) (b)(d)	5,880	5,880
3.23% 4/3/06, LOC JPMorgan Chase
Bank, LOC WestLB AG, CP	11,000	11,000
Lower Colorado River Auth. Transmission
Contract Rev. Participating VRDN
Series ROC II R4530, 3.21% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	3,760	3,760
Lufkin Health Facilities Dev. Corp. Health
Sys. Rev. (Memorial Health Sys. of East
Texas Proj.) Series A, 3.23%, LOC
Allied Irish Banks PLC, VRDN (b)	16,185	16,185

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Mansfield Independent School District
Participating VRDN Series PA 1174,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 10,080	$ 10,080
Mesquite Independent School District
Participating VRDN Series PT 2192,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	6,255	6,255
Mission Consolidated Independent School
District Participating VRDN Series SGA
105, 3.23% (Liquidity Facility Societe
Generale) (b)(d)	6,000	6,000
North Central Health Facilities Dev. Corp.
Rev. Bonds (Dallas Methodist Hosp.
Proj.) Series 1999, 3.38% tender
8/7/06 (AMBAC Insured) (Liquidity
Facility Dexia Cr. Local de France), CP
mode	12,000	12,000
North East Texas Independent School
District Participating VRDN Series PT
1249, 3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	18,340	18,340
North Texas Tollway Auth. Dallas North
Tollway Sys. Rev. Participating VRDN:
Series AAB 06 6, 3.22% (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	10,015	10,015
Series SG 168, 3.21% (Liquidity
Facility Societe Generale) (b)(d)	26,100	26,100
Odessa Wtr. & Swr. Rev. Participating
VRDN Series EGL 01 4307, 3.21%
(Liquidity Facility Citibank NA, New
York) (b)(d)	2,085	2,085
Plano Independent School District Bonds:
Series ROC II R2106, 3.45%, tender
8/10/06 (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)(e)	10,830	10,830
3.35%, tender 8/15/06 (Permanent
School Fund of Texas
Guaranteed) (b)	16,115	16,115
Red River Ed. Fin. Corp. Ed. Rev. (Texas
Christian Univ. Proj.) 3.16%, VRDN (b)	10,000	10,000
Rockwall Independent School District
Participating VRDN Series MSTC 01
123, 3.2% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	12,100	12,100
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series PT 1977, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,275	7,275
Series SG 105, 3.21% (Liquidity
Facility Societe Generale) (b)(d) .	44,800	44,800
Series Stars 112, 3.21% (Liquidity
Facility BNP Paribas SA) (b)(d)	15,020	15,020
3.23% (Liquidity Facility Bank of
America NA), VRDN (b)	79,900	79,900

See accompanying notes which are an integral part of the financial statements.

Annual Report 62

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Texas continued
San Antonio Hotel Occupancy Tax Rev.
Participating VRDN Series SG 51,
3.21% (Liquidity Facility Societe
Generale) (b)(d)	$ 6,250	$ 6,250
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.22%,
tender 4/7/06 (Liquidity Facility
ABN AMRO Bank NV) (b)(d)	3,400	3,400
Participating VRDN Series PT 1600,
3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	12,060	12,060
San Antonio Wtr. Sys. Rev. Participating
VRDN:
Series EGL 06 5 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	14,500	14,500
Series Merlots 00 VV, 3.21% (Liquidity
Facility Wachovia Bank NA) (b)(d) .	21,000	21,000
Series MS 1237, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	18,750	18,750
Series MSTC 01 132, 3.2% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	1,600	1,600
Schertz/Seguin Local Govt. Corp.
Contract Rev. Participating VRDN
Series MSTC 01 114, 3.23% (Liquidity
Facility Bear Stearns Companies,
Inc.) (b)(d)	9,995	9,995
Socorro Independent School District
Participating VRDN:
Series EGL 00 4306, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	5,900	5,900
Series PT 2653, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	11,035	11,035
Series Putters 1036, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	9,670	9,670
Tarrant County Health Facilities Dev.
Corp. Health Sys. Rev. Participating
VRDN Series Merlots 00 BB, 3.21%
(Liquidity Facility Wachovia Bank
NA) (b)(d)	7,880	7,880
Temple Independent School District
Participating VRDN Series DB 136,
3.21% (Liquidity Facility Deutsche Bank
AG) (b)(d)	8,195	8,195
Texas A&M Univ. Rev. Participating
VRDN Series ROC II R4005, 3.21%
(Liquidity Facility Citigroup Global
Markets Hldgs., Inc.) (b)(d)	4,955	4,955
Texas Gen. Oblig.:
Participating VRDN:
Series MS 1147, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	4,005	4,005

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series Putters 05 1013A, 3.21%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	$ 3,660	$ 3,660
Series SGB 58, 3.21% (Liquidity
Facility Societe Generale) (b)(d) .	5,800	5,800
TRAN 4.5% 8/31/06	125,200	125,938
Texas Pub. Fin. Auth. Series 2002 B:
3.18% 4/7/06 (Liquidity Facility Texas
Gen. Oblig.), CP	5,000	5,000
3.23% 4/7/06 (Liquidity Facility Texas
Gen. Oblig.), CP	1,200	1,200
3.4% 4/7/06 (Liquidity Facility Texas
Gen. Oblig.), CP	800	800
The Colony Wtr. & Swr. Sys. Rev.
Participating VRDN Series PT 2369,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,395	7,395
Trinity River Auth. Rev. Participating
VRDN Series Putters 1061, 3.21%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	5,650	5,650
Tyler Health Facilities Dev. Corp. Hosp.
Rev. Participating VRDN Series PT 833,
3.21% (Liquidity Facility Svenska
Handelsbanken AB) (b)(d)	5,220	5,220
United Independent School District
Participating VRDN Series PT 3121,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,765	5,765
Univ. of North Texas Univ. Rev.
Participating VRDN Series SGA 146,
3.23% (Liquidity Facility Societe
Generale) (b)(d)	3,000	3,000
Univ. of Texas Univ. Revs. Participating
VRDN:
Series MS 98 97, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	5,120	5,120
Series Putters 584, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	7,495	7,495
Series Putters 592, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	5,565	5,565
Waco Gen. Oblig. Participating VRDN
Series PT 2098, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,440	5,440
West Harris County Reg’l. Wtr. Auth.
Wtr. Sys. Rev. Participating VRDN
Series SGA 148, 3.23% (Liquidity
Facility Societe Generale) (b)(d)	4,000	4,000
White Settlement Independent School
District Participating VRDN Series PT
3047, 3.21% (Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(d)	7,095	7,095
Ysleta Independent School District
Participating VRDN Series Putters
1051, 3.21% (Liquidity Facility
JPMorgan Chase Bank) (b)(d)	5,855	5,855
		1,316,604

See accompanying notes which are an integral part of the financial statements.

63 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Utah 0.8%
Central Utah Wtr. Conservatory District
Participating VRDN Series PT 2420,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	$ 5,300	$ 5,300
Intermountain Pwr. Agcy. Pwr. Supply
Rev. Participating VRDN Series MS 00
409, 3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	13,800	13,800
Murray City Hosp. Rev. (IHC Health
Services, Inc. Proj.) Series C, 3.22%
(Liquidity Facility Citibank NA),
VRDN (b)	25,500	25,500
Salt Lake City Sales Tax Rev. 3.23%
(Liquidity Facility State Street Bank &
Trust Co., Boston), VRDN (b)	16,050	16,050
		60,650

Vermont – 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy.
Rev. Bonds (Middlebury College Proj.)
2.91%, tender 5/1/06 (b)	5,350	5,350
Vermont Hsg. Fin. Agcy. Student Hsg.
Fin. Agcy. (West Block Univ. of Vermont
Apts. Proj.) Series 2004 A, 3.19%,
LOC Bank of Nova Scotia, New York
Agcy., VRDN (b)	12,075	12,075
		17,425

Virginia – 1.4%
Chesterfield County Indl. Dev. Auth. Rev.
Participating VRDN Series PT 886,
3.26% (Liquidity Facility Lloyds TSB
Bank PLC) (b)(d)	4,300	4,300
Loudoun County Gen. Oblig.
Participating VRDN Series Putters 451,
3.21% (Liquidity Facility JPMorgan
Chase Bank) (b)(d)	3,895	3,895
Portsmouth Participating VRDN Series
ROC II R6054, 3.21% (Liquidity Facility
Citibank NA) (b)(d)	3,180	3,180
Univ. of Virginia Univ. Revs. Participating
VRDN:
Series EGL 06 17 Class A, 3.21%
(Liquidity Facility Citibank NA) (b)(d)	12,200	12,200
Series MS 856, 3.2% (Liquidity Facility
Morgan Stanley) (b)(d)	3,000	3,000
Upper Occoquan Swr. Auth. Reg’l. Swr.
Rev. Participating VRDN Series MSTC
01 159, 3.2% (Liquidity Facility Bear
Stearns Companies, Inc.) (b)(d)	11,495	11,495
Virginia College Bldg. Auth. Edl. Facilities
Rev. Participating VRDN:
Series MS 01 721, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	28,105	28,105
Series Putters 134, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	14,320	14,320

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Virginia Commonwealth Trans. Board
Trans. Rev. Participating VRDN Series
MS 01 727, 3.2% (Liquidity Facility
Morgan Stanley) (b)(d)	$ 3,665	$ 3,665
Virginia Pub. School Auth. Participating
VRDN Series Putters 139, 3.21%
(Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	16,900	16,900
		101,060

Washington 6.2%
Clark County Gen. Oblig. Participating
VRDN Series Putters 541, 3.21%
(Liquidity Facility JPMorgan Chase
Bank) (b)(d)	3,975	3,975
Clark County School District #114,
Evergreen Participating VRDN Series
PT 1575, 3.21% (Liquidity Facility
Merrill Lynch & Co., Inc.) (b)(d)	5,125	5,125
Clipper Tax Exempt Trust Participating
VRDN Series Clipper 05 39, 3.21%
(Liquidity Facility State Street Bank &
Trust Co., Boston) (b)(d)	18,570	18,570
Energy Northwest Elec. Rev. Participating
VRDN:
Series PA 825, 3.22% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,245	6,245
Series PT 1978, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	6,525	6,525
Series PT 2165, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,365	5,365
Series Putters 256, 3.21% (Liquidity
Facility JPMorgan Chase
Bank) (b)(d)	4,545	4,545
Series ROC II R4524, 3.21% (Liquidity
Facility Citigroup Global Markets
Hldgs., Inc.) (b)(d)	5,030	5,030
Everett Gen. Oblig. 3.23%, LOC Bank of
America NA, VRDN (b)	2,600	2,600
Grant County Pub. Util. District #2 Elec.
Rev. Participating VRDN Series PA 952,
3.22% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	10,495	10,495
King & Snohomish Counties School
District #417 Northshore Participating
VRDN Series PT 1789, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	5,420	5,420
King County Gen. Oblig. Participating
VRDN:
Series MS 1242, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	7,000	7,000
Series PT 2170, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,035	8,035
King County Pub. Hosp. District #2
Participating VRDN Series PT 2469,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	7,910	7,910

See accompanying notes which are an integral part of the financial statements.

Annual Report 64

Municipal Securities continued

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Washington – continued
King County Swr. Rev.:
Participating VRDN Series MS 01
554, 3.2% (Liquidity Facility Morgan
Stanley) (b)(d)	$ 9,590	$ 9,590
Series 2001 A, 3.17%, LOC
Landesbank Hessen Thuringen,
VRDN (b)	11,600	11,600
Series A, 3.25% 4/6/06 (Liquidity
Facility Bayerische Landesbank
Girozentrale), CP	13,400	13,400
Marysville Wtr. & Swr. Rev. Participating
VRDN Series Putters 909, 3.21%
(Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	7,335	7,335
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.21% (Liquidity
Facility Deutsche Bank AG) (b)(d)	10,360	10,360
Series MS 1232, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	12,265	12,265
Series PT 3043, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	8,380	8,380
Port of Tacoma Rev. Participating VRDN
Series PT 2164, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	7,925	7,925
Seattle Drain & Wastewtr. Util. Rev.
Participating VRDN Series SG 00 135,
3.21% (Liquidity Facility Societe
Generale) (b)(d)	19,885	19,885
Seattle Drainage & Wastewtr. Rev.
Participating VRDN Series PT 1604,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	8,745	8,745
Seattle Muni. Lt. & Pwr. Rev. Participating
VRDN:
Series SGA 85, 3.2% (Liquidity Facility
Societe Generale) (b)(d)	16,600	16,600
Series SGA 96, 3.2% (Liquidity Facility
Societe Generale) (b)(d)	14,955	14,955
Snohomish County Hsg. Auth. Hsg. Rev.
(Ebey Arms Centerhouse Proj.) 3.23%,
LOC Bank of America NA, VRDN (b) .	3,000	3,000
Spokane County School District #81
Participating VRDN Series ROC II
R4000, 3.21% (Liquidity Facility
Citigroup Global Markets Hldgs.,
Inc.) (b)(d)	3,560	3,560
Tulalip Tribes of The Tulalip Reservation
Spl. Rev. 3.2%, LOC Bank of America
NA, VRDN (b)	10,430	10,430
Washington Gen. Oblig. Participating
VRDN:
Series EGL 00 4703, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	14,140	14,140
Series EGL 00 4704, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	3,065	3,065

	Principal	Value (Note 1)
	Amount (000s)	(000s)
Series EGL 00 4705, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	$ 8,235	$ 8,235
Series EGL 96 4701, 3.21% (Liquidity
Facility Citibank NA, New
York) (b)(d)	14,015	14,015
Series MS 00 388, 3.2% (Liquidity
Facility Morgan Stanley) (b)(d)	12,145	12,145
Series PT 2563, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,440	9,440
Series PT 2733, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	7,395	7,395
Series PT 2734, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	5,780	5,780
Series PT 2735, 3.21% (Liquidity
Facility Merrill Lynch & Co.,
Inc.) (b)(d)	9,960	9,960
Series Putters 1165, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	6,645	6,645
Series Putters 744, 3.21% (Liquidity
Facility Dresdner Bank AG) (b)(d)	3,585	3,585
Series RobIns 6, 3.21% (Liquidity
Facility Bank of New York, New
York) (b)(d)	13,095	13,095
Washington Health Care Facilities Auth.
Rev.:
Participating VRDN Series FRRI 02
L45J, 3.23% (Liquidity Facility
Lehman Brothers Hldgs., Inc.) (b)(d)	41,610	41,610
(Seattle Cancer Care Alliance Proj.)
3.2%, LOC Key Bank NA, VRDN (b)	4,250	4,250
Washington Hsg. Fin. Commission
Nonprofit Hsg. Rev. (Horizon House
Proj.) 3.2%, LOC Bank of America NA,
VRDN (b)	24,975	24,975
Washington Hsg. Fin. Commission
Nonprofit Rev. (Wesley Homes Proj.):
Series A, 3.1%, LOC Bank of America
NA, VRDN (b)	19,000	19,000
Series B, 3.1%, LOC Bank of America
NA, VRDN (b)	4,100	4,100
		456,305

West Virginia – 0.1%
West Virginia Gen. Oblig. Participating
VRDN:
Series AAB 00 12, 3.2% (Liquidity
Facility ABN AMRO Bank NV) (b)(d)	6,000	6,000
Series Putters 1114, 3.21% (Liquidity
Facility JPMorgan Chase &
Co.) (b)(d)	4,260	4,260
		10,260

See accompanying notes which are an integral part of the financial statements.

65 Annual Report

Tax-Exempt Portfolio
Investments - continued

Municipal Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Wisconsin – 0.9%
Green Bay Wtr. Sys. Rev. Participating
VRDN Series PT 2396, 3.21% (Liquidity
Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,745	$ 5,745
Manitowoc Elec. Rev. Participating VRDN
Series DB 110, 3.21% (Liquidity Facility
Deutsche Bank AG) (b)(d)	14,365	14,365
Milwaukee Redev. Auth. Rev.
Participating VRDN Series PT 2042,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,970	5,970
Univ. of Wisconsin Hosp. & Clinics Auth.
Participating VRDN Series Merlots 00
RR, 3.21% (Liquidity Facility Wachovia
Bank NA) (b)(d)	7,000	7,000
Wilmot Union High School District
Participating VRDN Series PT 2275,
3.21% (Liquidity Facility Merrill Lynch &
Co., Inc.) (b)(d)	5,175	5,175
Wisconsin Gen. Oblig. Participating
VRDN Series Putters 1116, 3.21%
(Liquidity Facility JPMorgan Chase &
Co.) (b)(d)	2,630	2,630
Wisconsin Health & Edl. Facilities Auth.
Rev.:
Participating VRDN Series RobIns 03
A, 3.23% (Liquidity Facility Bank of
New York, New York) (b)(d)	7,450	7,450
(Riverview Hosp. Assoc. Proj.) Series
2001, 3.23%, LOC U.S. Bank NA,
Minnesota, VRDN (b)	7,600	7,600
(The Lutheran Home, Inc. Proj.) 3.19%,
LOC M&I Marshall & Ilsley Bank,
VRDN (b)	5,000	5,000
Wisconsin Trans. Rev. Series 1997 A:
3.22% 4/4/06, CP	2,400	2,400
3.23% 4/4/06, CP	5,775	5,775
		69,110

	Shares
Other – 2.8%
Fidelity Tax Free Cash Central Fund,
3.17% (a)(c)	210,562,000	210,562

TOTAL INVESTMENT PORTFOLIO 98.8%
(Cost $7,310,038)		7,310,038

NET OTHER ASSETS 1.2%		85,248

NET ASSETS 100%		$ 7,395,286

Security Type Abbreviations
BAN	—	BOND ANTICIPATION NOTE
CP	—	COMMERCIAL PAPER
RAN	—	REVENUE ANTICIPATION NOTE
TRAN	—	TAX AND REVENUE ANTICIPATION NOTE
VRDN	—	VARIABLE RATE DEMAND NOTE

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities – Investment in securities not registered under the
Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to
$145,620,000 or 2.0% of net assets.
Additional information on each holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev.
Bonds Series PT 762, 2.85%, tender
6/15/06 (Liquidity Facility Landesbank
Hessen-Thuringen)	6/17/05	$ 10,560
Canadian River Muni. Wtr. Auth. Bonds
Series ROC II R 2204, 3.45%, tender
8/10/06 (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.)	5/25/05	$ 8,595
Florida Gen. Oblig. Bonds Series Merlots
05 A22, 3.35%, tender 11/14/06
(Liquidity Facility Wachovia Bank NA)	11/16/05	$ 33,975
HFDC of Central Texas, Inc. Hosp. Rev.
Bonds Series Putters 1233, 3.4%, tender
2/15/07 (Liquidity Facility JPMorgan
Chase & Co.)	1/20/06	$ 14,990
Hollywood Gen. Oblig. Bonds Series
Putters 934, 3.6%, tender 8/24/06
(Liquidity Facility JPMorgan Chase Bank)	3/28/06	$ 6,365
Houston Gen. Oblig. Bonds Series PT
969, 2.95%, tender 7/20/06 (Liquidity
Facility DEPFA BANK PLC)	5/27/04	$ 18,835
Houston Independent School District
Bonds Series Putters 1078, 3.6%, tender
8/24/06 (Liquidity Facility JPMorgan
Chase & Co.)	3/28/06	$ 2,925

See accompanying notes which are an integral part of the financial statements.

Annual Report 66

Security	Acquisition Date	Cost (000s)
Missouri Board of Pub. Bldgs. State Office
Bldg. Spl. Oblig. Bonds Series Putters
382, 3.6%, tender 8/24/06 (Liquidity	4/27/05 -
Facility JPMorgan Chase Bank)	3/16/06	$ 8,010
Orange County School Board Ctfs. of
Prtn. Bonds Series ROC II R 2182, 3.45%,
tender 8/10/06 (Liquidity Facility
Citigroup Global Markets Hldgs., Inc.)	3/14/05	$ 3,435
Plano Independent School District Bonds
Series ROC II R2106, 3.45%, tender
8/10/06 (Liquidity Facility Citigroup
Global Markets Hldgs., Inc.)	3/8/06	$ 10,830
Wichita Hosp. Rev. Bonds Series MT 170,
3.43%, tender 2/1/07 (Liquidity Facility	11/10/05 -
Landesbank Hessen-Thuringen)	2/1/06	$ 27,100

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax Free Cash Central Fund	$ 2,165

Income Tax Information

At March 31, 2006, the fund had a capital loss carryforward of approximately $141,000 all of which will expire on March 31, 2014.

See accompanying notes which are an integral part of the financial statements.

67 Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)			March 31, 2006

Assets
Investment in securities, at value —
See accompanying schedule:
Unaffiliated issuers
(cost $7,099,476)		$ 7,099,476
Affiliated Central Funds
(cost $210,562)		210,562
Total Investments (cost $7,310,038)	.		$ 7,310,038
Cash			51,769
Receivable for investments sold			9,276
Receivable for fund shares sold			18,311
Interest receivable			47,458
Prepaid expenses			19
Receivable from investment adviser
for expense reductions			223
Other receivables			146
Total assets			7,437,240

Liabilities
Payable for investments purchased		$ 18,641
Payable for fund shares redeemed		15,276
Distributions payable		6,354
Accrued management fee		1,219
Distribution fees payable		93
Other affiliated payables		157
Other payables and accrued
expenses		214
Total liabilities			41,954

Net Assets			$ 7,395,286
Net Assets consist of:
Paid in capital			$ 7,395,262
Distributions in excess of net invest-
ment income			(9)
Accumulated undistributed net real-
ized gain (loss) on investments			33
Net Assets			$ 7,395,286
Class I:
Net Asset Value, offering price and
redemption price per share
($6,599,470 ÷ 6,598,202
shares)			$ 1.00
Class II:
Net Asset Value, offering price and
redemption price per share
($181,577 ÷ 181,560 shares)			$ 1.00
Class III:
Net Asset Value, offering price and
redemption price per share
($480,958 ÷ 480,909 shares)			$ 1.00
Select Class:
Net Asset Value, offering price and
redemption price per share
($133,281 ÷ 133,236 shares)			$ 1.00

Statement of Operations
Amounts in thousands	Year ended March 31, 2006

Investment Income
Interest		$ 163,788
Income from affiliated Central Funds		2,165
Total income		165,953

Expenses
Management fee	$ 11,970
Transfer agent fees	883
Distribution fees	1,025
Accounting fees and expenses	535
Independent trustees’ compensation	25
Custodian fees and expenses	105
Registration fees	432
Audit	62
Legal	13
Miscellaneous	44
Total expenses before reductions	15,094
Expense reductions	(3,512)	11,582

Net investment income		154,371
Realized and Unrealized Gain
(Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		141
Net increase in net assets resulting
from operations		$ 154,512

See accompanying notes which are an integral part of the financial statements.
Annual Report	68

Statement of Changes in Net Assets
				Year ended	Year ended
				March 31,	March 31,
Amounts in thousands				2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income				$ 154,371	$ 59,744
Net realized gain (loss)				141	56
Net increase in net assets resulting from operations				154,512	59,800
Distributions to shareholders from net investment income				(154,344)	(59,770)
Distributions to shareholders from net realized gain				—	(689)
Total distributions				(154,344)	(60,459)
Share transactions - net increase (decrease)				2,975,822	(67,722)
Total increase (decrease) in net assets				2,975,990	(68,381)

Net Assets
Beginning of period				4,419,296	4,487,677
End of period (including distributions in excess of net investment income of $9 and distributions in excess of net
investment income of $16, respectively)				$ 7,395,286	$ 4,419,296

Financial Highlights Class I
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	026	.013	.009	.013	.022
Net realized and unrealized gain (loss)C	—	—	—	—	—
Total from investment operations	026	.013	.009	.013	.022
Distributions from net investment income	(.026)	(.013)	(.009)	(.013)	(.022)
Distributions from net realized gain	—	—C	—C	—	—
Total distributions	(.026)	(.013)	(.009)	(.013)	(.022)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.60%	1.30%	.89%	1.30%	2.22%
Ratios to Average Net AssetsB
Expenses before reductions	24%	.23%	.23%	.24%	.23%
Expenses net of fee waivers, if any	20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	18%	.18%	.19%	.19%	.18%
Net investment income	2.61%	1.28%	.88%	1.28%	2.10%
Supplemental Data
Net assets, end of period (in millions)	$ 6,599	$ 4,041	$ 4,044	$ 3,337	$ 2,753

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

69 Annual Report

Financial Highlights Class II
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	024	.011	.007	.011	.020
Net realized and unrealized gain (loss)C	—	—	—	—	—
Total from investment operations	024	.011	.007	.011	.020
Distributions from net investment income	(.024)	(.011)	(.007)	(.011)	(.020)
Distributions from net realized gain	—	—C	—C	—	—
Total distributions	(.024)	(.011)	(.007)	(.011)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.45%	1.15%	.74%	1.15%	2.07%
Ratios to Average Net AssetsB
Expenses before reductions	39%	.38%	.38%	.39%	.38%
Expenses net of fee waivers, if any	35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	33%	.33%	.34%	.34%	.33%
Net investment income	2.46%	1.13%	.73%	1.13%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$ 182	$ 133	$ 220	$ 55	$ 44

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
C Amount represents less than $.001 per share.

Financial Highlights Class III
Years ended March 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	023	.010	.006	.010	.019
Net realized and unrealized gain (loss)C	—	—	—	—	—
Total from investment operations	023	.010	.006	.010	.019
Distributions from net investment income	(.023)	(.010)	(.006)	(.010)	(.019)
Distributions from net realized gain	—	—C	—C	—	—
Total distributions	(.023)	(.010)	(.006)	(.010)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	2.35%	1.05%	.64%	1.05%	1.96%
Ratios to Average Net AssetsB
Expenses before reductions	49%	.48%	.48%	.49%	.48%
Expenses net of fee waivers, if any	45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	43%	.43%	.44%	.44%	.43%
Net investment income	2.36%	1.03%	.63%	1.02%	1.87%
Supplemental Data
Net assets, end of period (in millions)	$ 481	$ 174	$ 162	$ 123	$ 113

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.
Annual Report	70

Financial Highlights Select Class
Years ended March 31,	2006	2005	2004	2003	2002D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	025	.012	.008	.012	.003
Net realized and unrealized gain (loss)F	—	—	—	—	—
Total from investment operations	025	.012	.008	.012	.003
Distributions from net investment income	(.025)	(.012)	(.008)	(.012)	(.003)
Distributions from net realized gain	—	—F	—F	—	—
Total distributions	(.025)	(.012)	(.008)	(.012)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	2.55%	1.25%	.84%	1.24%	.26%
Ratios to Average Net AssetsE
Expenses before reductions	29%	.28%	.28%	.29%	.28%A
Expenses net of fee waivers, if any	25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	23%	.23%	.24%	.24%	.23%A
Net investment income	2.56%	1.23%	.83%	1.23%	1.32%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 133,281	$ 71,516	$ 61,925	$ 103,950	$ 100

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

71 Annual Report

Notes to Financial Statements
For the period ended March 31, 2006
(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax Exempt Portfolio (the funds) are funds of Fidelity Colchester Street Trust (the trust) (formerly Colchester Street Trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management invest ment company organized as a Delaware statutory trust.

Each fund offers Class I, Class II, and Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Certain funds may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a 7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open end mutual funds are valued at their closing net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, indepen dent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each applicable fund or are invested in a cross section of other Fidelity money market funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal			Net Unrealized Appreciation/
	Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	(Depreciation)
Treasury Only Portfolio	$ 1,285,723	$ —	$ —	$ —
Treasury Portfolio	8,219,102	—	—	—
Government Portfolio	6,953,262	—	—	—
Prime Money Market Portfolio	13,222,969	—	—	—
Money Market Portfolio	20,447,651	—	—	—
Tax Exempt Portfolio	7,310,038	—	—	—

Annual Report

72

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders continued

		Undistributed	Undistributed	Capital Loss
		Ordinary Income	Long-term Capital Gain	Carryforward
Treasury Only Portfolio		$ 121	$ —	$ 433
Treasury Portfolio		80	—	660
Government Portfolio		42	—	555
Prime Money Market Portfolio		38	—	1,353
Money Market Portfolio		196	—	3,944
Tax Exempt Portfolio		174	—	141

The tax character of distributions paid was as follows:

March 31, 2006
	Ordinary Income	Long-term Capital Gains	Return of Capital	Total
Treasury Only Portfolio	37,981	$ —	$ —	$ 37,981
Treasury Portfolio	282,242	—	—	282,242
Government Portfolio	235,235	—	—	235,235
Prime Money Market Portfolio	405,498	—	—	405,498
Money Market Portfolio	581,650	—	—	581,650
Tax Exempt Portfolio	154,344	—	—	154,344

March 31, 2005
	Ordinary Income	Long-term Capital Gains	Return of Capital	Total
Treasury Only Portfolio	$ 16,110	$ —	$ —	$ 16,110
Treasury Portfolio	116,452	—	—	116,452
Government Portfolio	106,199	—	—	106,199
Prime Money Market Portfolio	141,941	—	—	141,941
Money Market Portfolio	267,263	—	—	267,263
Tax Exempt Portfolio	59,781	678	—	60,459

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund’s Schedule of Investments.

Note Purchase Agreements. Tax Exempt Portfolio, together with other affiliated funds, had entered into an agreement representing a commitment to purchase specific notes prior to their issuance. Based on the terms of the agreement, the fund committed to purchase up to $12,028 of notes with a floating rate coupon based on an Index Rate as defined in the agreement and maturing on August 31, 2006.

Payment for the notes is not required and interest does not accrue until the delivery date. The obligation of the fund to purchase these notes is contin gent upon no material adverse changes in the credit quality of the issuer. The issuer may submit a request to the fund to purchase up to the maximum principal amount of the note. The fund does not record a portfolio holding or any entries to its records until the notes are purchased. The notes are subject to market value fluctuations and there is risk the securities will not be issued as anticipated.

According to the terms of the agreement, the issuer may not request a purchase after February 1, 2006, effectively terminating any obligation of the fund to purchase the notes. At period end, the fund had no obligation to purchase any notes.

73 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly manage ment fee that is based on an annual rate of .20% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class’ average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II		15%
Class III		25%
Select Class		05%

The following amounts were paid to and retained by FDC:
	Paid to	Retained
	FDC	by FDC
Treasury Only Portfolio:
Class II	$ 194		$ 1
Class III	395		—
Select Class	11		—
	$ 600		$ 1
Treasury Portfolio:
Class II	$ 395		$ 5
Class III	8,109		3
Select Class	67		—
	$ 8,571		$ 8
Government Portfolio:
Class II	$ 737		$ 6
Class III	1,763		2
Select Class	18		—
	$ 2,518		$ 8
Prime Money Market Portfolio:
Class II	$ 1,369		$ 7
Class III	4,314		29
Select Class	63		6
	$ 5,746		$ 42
Money Market Portfolio:
Class II	$ 363		$ 9
Class III	2,397		3
Select Class	39		—
	$ 2,799		$ 12
Tax Exempt Portfolio:
Class II	$ 258		$ —
Class III	720		—
Select Class	47		—
	$ 1,025		$ —

Annual Report

74

3. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax Exempt Portfolio. Citibank has entered into a sub arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax Exempt Portfolio. FIIOC receives asset based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of ..015% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Treasury Only Portfolio	Class I	$ 155
Treasury Only Portfolio	Class II	21
Treasury Only Portfolio	Class III	29
Treasury Only Portfolio	Select Class	3
		$ 208
Treasury Portfolio	Class I	$ 749
Treasury Portfolio	Class II	33
Treasury Portfolio	Class III	515
Treasury Portfolio	Select Class	27
		$ 1,324
Government Portfolio	Class I	$ 875
Government Portfolio	Class II	95
Government Portfolio	Class III	121
Government Portfolio	Select Class	5
		$ 1,096
Prime Money Market Portfolio	Class I	$ 1,328
Prime Money Market Portfolio	Class II	155
Prime Money Market Portfolio	Class III	282
Prime Money Market Portfolio	Select Class	19
		$ 1,784
Money Market Portfolio	Class I	$ 2,269
Money Market Portfolio	Class II	42
Money Market Portfolio	Class III	152
Money Market Portfolio	Select Class	21
		$ 2,484
Tax Exempt Portfolio	Class I	$ 800
Tax Exempt Portfolio	Class II	26
Tax Exempt Portfolio	Class III	43
Tax Exempt Portfolio	Select Class	14
		$ 883

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax Exempt Portfolio. Citibank has entered into a sub arrangement with FSC to maintain Tax Exempt Portfolio’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. Certain funds may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM) an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

75 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applica ble fund’s activity in this program during the period for which loans were outstanding was as follows:

	Borrower	Average Daily	Weighted Average
	or Lender	Loan Balance	Interest Rate
Prime Money Market Portfolio	Lender	154,832	3.55%
Money Market Portfolio	Lender	47,175	3.73%

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable fund were in reimbursement during the period:

	Expense	Reimbursement
	Limitations	from adviser
Treasury Only Portfolio
Class I	20%	$ 358
Class II	35%	52
Class III	45%	67
Select Class	25%	8
Treasury Portfolio
Class I	20%	$ 1,326
Class II	35%	71
Class III	45%	917
Select Class	.25%	44
Government Portfolio
Class I	20%	$ 1,616
Class II	35%	168
Class III	45%	217
Select Class	25%	10
Prime Money Market Portfolio
Class I	20%	$ 2,531
Class II	35%	287
Class III	45%	566
Select Class	25%	36
Money Market Portfolio
Class I	18%	$ 7,066
Class II	33%	128
Class III	43%	472
Select Class	23%	45
Tax Exempt Portfolio
Class I	20%	$ 1,985
Class II	35%	62
Class III	45%	104
Select Class	25%	35

Annual Report

76

4. Expense Reductions - continued

In addition, through arrangements with each applicable fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each fund’s expenses. All of the applicable expense reductions are noted in the table below.

	Custody	Transfer Agent	Accounting
	expense	expense	expense
	reduction	reduction	reduction
Treasury Only Portfolio	$ 8	$ —	$ —
Government Portfolio	8	—	—
Prime Money Market Portfolio	15	—	—
Money Market Portfolio	20	—	—
Tax Exempt Portfolio	105	—	535
Class I		626
Class II		20
Class III		30
Select Class		10

5. Other.

The funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:
	Years ended March 31,
From net investment income	2006	2005
Treasury Only Portfolio — Class I	$ 28,442	$ 12,300
Treasury Only Portfolio — Class II	4,034	2,015
Treasury Only Portfolio — Class III	4,795	1,488
Treasury Only Portfolio — Select Class	710	197
Total	$ 37,981	$ 16,000
Treasury Portfolio — Class I	$ 162,681	$ 68,752
Treasury Portfolio — Class II	9,167	2,873
Treasury Portfolio — Class III	105,396	43,620
Treasury Portfolio — Select Class	4,998	1,207
Total	$ 282,242	$ 116,452
Government Portfolio — Class I	$ 193,639	$ 87,026
Government Portfolio — Class II	16,703	9,036
Government Portfolio — Class III	23,668	9,532
Government Portfolio — Select Class	1,225	605
Total	$ 235,235	$ 106,199
Prime Money Market Portfolio — Class I	$ 308,722	$ 118,085
Prime Money Market Portfolio — Class II	31,875	7,809
Prime Money Market Portfolio — Class III	60,285	14,479
Prime Money Market Portfolio — Select Class	4,616	1,568
Total	$ 405,498	$ 141,941
Money Market Portfolio — Class I	$ 537,565	$ 243,040
Money Market Portfolio — Class II	8,646	3,050
Money Market Portfolio — Class III	32,269	20,187
Money Market Portfolio — Select Class	3,170	986
Total	$ 581,650	$ 267,263
Tax Exempt Portfolio — Class I	$ 141,027	$ 55,857
Tax Exempt Portfolio — Class II	4,157	1,649
Tax Exempt Portfolio — Class III	6,773	1,534
Tax Exempt Portfolio — Select Class	2,387	730
Total	$ 154,344	$ 59,770

77 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

6. Distributions to Shareholders - continued

	Years ended March 31,
From net realized gain	2006	2005
Treasury Only Portfolio — Class I	$ —	$ 81
Treasury Only Portfolio — Class II	—	17
Treasury Only Portfolio — Class III	—	11
Treasury Only Portfolio — Select Class	—	1
Total	$ —	$ 110
Tax Exempt Portfolio — Class I	$ —	$ 632
Tax Exempt Portfolio — Class II	—	30
Tax Exempt Portfolio — Class III	—	21
Tax Exempt Portfolio — Select Class	—	6
Total	$ —	$ 689

7. Share Transactions.

Transactions for each class of shares were as follows:

	Years ended March 31,
	2006	2005
Treasury Only Portfolio Class I
Shares sold	2,672,159	2,485,684
Reinvestment of distributions	14,441	6,060
Shares redeemed	(2,466,992)	(2,637,820)
Net increase (decrease)	219,608	(146,076)
Treasury Only Portfolio Class II
Shares sold	879,121	1,040,533
Reinvestment of distributions	2,546	1,433
Shares redeemed	(901,561)	(1,039,710)
Net increase (decrease)	(19,894)	2,256
Treasury Only Portfolio Class III
Shares sold	1,009,693	852,925
Reinvestment of distributions	2,292	901
Shares redeemed	(1,027,772)	(844,270)
Net increase (decrease)	(15,787)	9,556
Treasury Only Portfolio Select Class
Shares sold	176,797	76,340
Reinvestment of distributions	694	161
Shares redeemed	(156,338)	(70,927)
Net increase (decrease)	21,153	5,574
Treasury Portfolio Class I
Shares sold	53,660,435	51,904,178
Reinvestment of distributions	63,195	30,037
Shares redeemed	(54,774,564)	(51,152,946)
Net increase (decrease)	(1,050,934)	781,269
Treasury Portfolio Class II
Shares sold	5,263,693	2,039,525
Reinvestment of distributions	5,120	814
Shares redeemed	(5,117,769)	(2,091,843)
Net increase (decrease)	151,044	(51,504)
Treasury Portfolio Class III
Shares sold	14,278,600	13,933,326
Reinvestment of distributions	17,090	10,308
Shares redeemed	(14,435,787)	(14,635,473)
Net increase (decrease)	(140,097)	(691,839)

Annual Report

78

7. Share Transactions - continued

	Years ended March 31,
	2006	2005
Treasury Portfolio Select Class
Shares sold	973,672	1,097,946
Reinvestment of distributions	530	87
Shares redeemed	(786,494)	(1,117,315)
Net increase (decrease)	187,708	(19,282)
Government Portfolio Class I
Shares sold	39,313,704	43,403,247
Reinvestment of distributions	99,844	52,121
Shares redeemed	(39,746,261)	(43,889,206)
Net increase (decrease)	(332,713)	(433,838)
Government Portfolio Class II
Shares sold	6,354,015	4,616,517
Reinvestment of distributions	10,386	5,622
Shares redeemed	(5,930,415)	(4,981,800)
Net increase (decrease)	433,986	(359,661)
Government Portfolio Class III
Shares sold	4,263,296	4,264,565
Reinvestment of distributions	11,035	4,835
Shares redeemed	(4,119,189)	(4,805,917)
Net increase (decrease)	155,142	(536,517)
Government Portfolio Select Class
Shares sold	62,533	112,420
Reinvestment of distributions	365	167
Shares redeemed	(83,236)	(102,342)
Net increase (decrease)	(20,338)	10,245
Prime Money Market Portfolio Class I
Shares sold	83,651,111	73,120,217
Reinvestment of distributions	181,344	67,152
Shares redeemed	(83,171,861)	(71,181,838)
Net increase (decrease)	660,594	2,005,531
Prime Money Market Portfolio Class II
Shares sold	10,856,595	5,186,383
Reinvestment of distributions	28,956	7,187
Shares redeemed	(9,840,786)	(4,708,454)
Net increase (decrease)	1,044,765	485,116
Prime Money Market Portfolio Class III
Shares sold	17,190,930	10,832,357
Reinvestment of distributions	25,945	12,177
Shares redeemed	(15,790,993)	(10,618,552)
Net increase (decrease)	1,425,882	225,982
Prime Money Market Portfolio Select Class
Shares sold	509,980	437,478
Reinvestment of distributions	2,323	828
Shares redeemed	(487,062)	(446,148)
Net increase (decrease)	25,241	(7,842)
Money Market Portfolio Class I
Shares sold	113,995,603	83,014,930
Reinvestment of distributions	383,588	162,686
Shares redeemed	(106,920,173)	(90,627,460)
Net increase (decrease)	7,459,018	(7,449,844)
Money Market Portfolio Class II
Shares sold	3,216,512	2,724,611
Reinvestment of distributions	7,784	2,901
Shares redeemed	(3,073,264)	(2,819,596)
Net increase (decrease)	151,032	(92,084)

79 Annual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

7. Share Transactions - continued

	Years ended March 31,
	2006	2005
Money Market Portfolio Class III
Shares sold	14,324,194	9,798,088
Reinvestment of distributions	17,810	4,956
Shares redeemed	(14,194,428)	(9,333,022)
Net increase (decrease)	147,576	470,022
Money Market Portfolio Select Class
Shares sold	4,833,631	2,376,845
Reinvestment of distributions	792	648
Shares redeemed	(4,709,591)	(2,522,702)
Net increase (decrease)	124,832	(145,209)
Tax Exempt Portfolio Class I
Shares sold	30,545,107	20,028,084
Reinvestment of distributions	83,773	33,465
Shares redeemed	(28,070,335)	(20,063,770)
Net increase (decrease)	2,558,545	(2,221)
Tax Exempt Portfolio Class II
Shares sold	1,055,617	800,247
Reinvestment of distributions	2,579	1,065
Shares redeemed	(1,009,916)	(887,794)
Net increase (decrease)	48,280	(86,482)
Tax Exempt Portfolio Class III
Shares sold	1,827,148	704,243
Reinvestment of distributions	4,137	1,123
Shares redeemed	(1,524,034)	(693,982)
Net increase (decrease)	307,251	11,384
Tax Exempt Portfolio Select Class
Shares sold	1,213,766	916,879
Reinvestment of distributions	1,674	490
Shares redeemed	(1,153,694)	(907,772)
Net increase (decrease)	61,746	9,597

Annual Report

80

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust (formerly Colchester Street Trust) and Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax Exempt Portfolio(the Funds), each a fund of Fidelity Colchester Street Trust (formerly Colchester Street Trust), including the schedules of investments as of March 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts May 16, 2006

81 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, and review each fund’s performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 330 funds advised by FMR or an affiliate. Mr. McCoy oversees 332 funds advised by FMR or an affiliate. Mr. Gamper oversees 262 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapac itated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Research & Analysis Company; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Treasury Only Portfolio (2005 present), Treasury Portfolio (2005 present), Government Port folio (2005 present), Prime Money Market Portfolio (2005 present), Money Market Portfolio (2005 present), and Tax Exempt Portfolio (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

82

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Invest ments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005 present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006 present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006 present) or Member of the Advisory Board (2005 present) of other investment compa nies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, includ ing Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001).

George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corpo ration (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

83 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corpora tion (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1999). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chairman of the Executive Committee (2000 2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommu nications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002 present), and Metalmark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

Annual Report

84

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Colchester Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, Presi dent, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993 2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984 present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002 present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998 present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Colchester Street Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Walter C. Donovan (43)

Year of Election or Appointment: 2005

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Donovan also serves as Vice President of Fidelity’s High Income Funds (2005 present), Fidelity’s Fixed Income Funds (2005 present), certain Asset Allocation Funds (2005 present), and certain Balanced Funds (2005 present). Mr. Donovan also serves as Executive Vice President of FMR (2005 present) and FMRC (2005 present). Previously, Mr. Donovan served as Vice President and Director of Fidelity’s International Equity Trading group (1998 2005).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Morrison also serves as Vice President of Fidelity’s Money Market Funds (2005 present) and certain Asset Allocation Funds (2002 present). Previously, he served as Vice President of Fidelity’s Bond Funds (2002 2005) and certain Balanced Funds (2002 2005). He served as Vice President (2002 2005) and Bond Group Leader (2002 2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002 present) and FMR (2002 present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Murphy also serves as Vice President of Fidelity’s Money Market Funds (2002 present), certain Asset Allocation Funds (2003 present), Fidelity’s Investment Grade Bond Funds (2005 present), and Fidelity’s Balanced Funds (2005 present). He serves as Senior Vice President (2000 present) and Head (2004 present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003 present) and an Executive Vice President of FMR (2005 present). Previously, Mr. Murphy served as Money Market Group Leader (2002 2004), Bond Group Leader (2000 2002), and Vice President of Fidelity’s Taxable Bond Funds (2000 2002) and Fidelity’s Municipal Bond Funds (2001 2002).

Timothy R. Huyck (41)

Year of Election or Appointment: 2004

Vice President of Treasury Only Portfolio, Treasury Portfolio, and Government Portfolio. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

James K. Miller (42)

Year of Election or Appointment: 2003

Vice President of Prime Money Market Portfolio and Money Market Portfolio. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as an analyst, bond trader, and portfolio manager.

Michael Widrig (42)

Year of Election or Appointment: 2005

Vice President of Tax Exempt Portfolio. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

85 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Research & Analysis Company (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004 present) and is a Vice President (2003 present) and an employee (2002 present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti Money Laundering (AML) officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Ganis also serves as AML officer of other Fidelity funds (2006 present) and FMR Corp. (2003 present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000 2002).

Paul M. Murphy (59)

Year of Election or Appointment: 2005

Chief Financial Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004 present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002 present). He is Chief Compliance Officer of FMR (2005 present), FMR Co., Inc. (2005 present), Fidelity Management & Research (U.K.) Inc. (2005 present), Fidelity Research & Analysis Company (2005 present), Fidelity Investments Money Management, Inc. ( 2005 present), and Strategic Advisers, Inc. (2005 present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Annual Report

86

Name, Age; Principal Occupation Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a part ner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1986, 1987, 1989 or 1990

Assistant Treasurer of Treasury Only Portfolio (1990), Treasury Portfolio (1987), Government Portfolio (1986), Prime Money Market Portfolio (1989), Money Market Portfolio (1986), and Tax Exempt Portfolio (1986). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio, and Tax Exempt Portfolio. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Manage ment, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

87 Annual Report

Distributions

During the fiscal year ended March 31, 2006, 100% of Tax Exempt’s income dividends was free from federal income tax.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	4.83%
Government Portfolio	7.96%
Prime Money Market Portfolio	0.09%
Money Market Portfolio	0.18%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2006 to March 31, 2006 as qualifying to be taxed as interest related dividends for nonresident alien shareholders:

Fund
Treasury Only Portfolio	$ 11,964,984
Treasury Portfolio	$ 85,829,695
Government Portfolio	$ 68,781,527
Prime Money Market Portfolio	$ 141,331,344
Money Market Portfolio	$ 207,590,332

The funds will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

88

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Government Portfolio / Money Market Portfolio / Prime Money Market Portfolio / Tax-Exempt Portfolio / Treasury Portfolio / Treasury Only Portfolio

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Management, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for each fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for each fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to each fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for each fund to access the research and investment advisory support services supplied by FRAC at no additional expense to each fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under each fund’s management contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of each fund’s assets; (iii) the nature or level of services provided under each fund’s management contract or sub advisory agreements; (iv) the day to day management of each fund or the persons primarily responsible for such management; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of each Agreement would not necessitate prior shareholder approval of the Agree ment or result in an assignment and termination of each fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which each fund will not bear any additional management fees or expenses and under which each fund’s portfolio manager would not change, it did not consider each fund’s investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund’s Agreement is fair and reasonable, and that each fund’s Agreement should be approved.

89 Annual Report

Annual Report

90

91 Annual Report

Investment Advisor
Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor
Fidelity Investments Money Management, Inc.
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)

General Distributor
Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians
The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market Portfolio
and Money Market Portfolio

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-ANN-0506 431408.1.0 1.701843.108

Item 2. Code of Ethics

As of the end of the period, March 31, 2006, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Government Portfolio	$34,000	$33,000
Money Market Portfolio	$45,000	$46,000
Prime Money Market Portfolio	$39,000	$34,000
Tax-Exempt Portfolio	$32,000	$33,000
Treasury Only Portfolio	$27,000	$29,000
Treasury Portfolio	$36,000	$35,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,900,000	$4,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Government Portfolio	$3,500	$3,400
Money Market Portfolio	$3,500	$3,400
Prime Money Market Portfolio	$3,500	$3,400
Tax-Exempt Portfolio	$3,500	$3,400
Treasury Only Portfolio	$3,500	$3,400
Treasury Portfolio	$3,500	$3,400
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Government Portfolio	$0	$0
Money Market Portfolio	$0	$0
Prime Money Market Portfolio	$0	$0
Tax-Exempt Portfolio	$0	$0
Treasury Only Portfolio	$0	$0
Treasury Portfolio	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$160,000	$510,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2006 and March 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended March 31, 2006 and March 31, 2005, the aggregate fees billed by Deloitte Entities of $360,000A and $850,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$185,000	$550,000
Non-Covered Services	$175,000	$300,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 17, 2006